THE
TARGET PORTFOLIO
TRUST

ANNUAL REPORT
DECEMBER 31, 1995

The Target Portfolio Trust

Table of Contents

                                       Page

Shareholder Letter                         2
Portfolio of Investments:
  Large Capitalization Growth Portfolio    7
  Large Capitalization Value Portfolio     9
  Small Capitalization Growth Portfolio    13
  Small Capitalization Value Portfolio     17
  International Equity Portfolio           22
  International Bond Portfolio             25
  Total Return Bond Portfolio              27
  Intermediate-Term Bond Portfolio         30
  Mortgage Backed Securities Portfolio     33
  U.S. Government Money Market Portfolio   35

Statements of Assets and Liabilities       36
Statements of Operations                   38
Statements of Changes in Net Assets        40
Financial Highlights                       42
Notes to Financial Statements              46

Dear Target Investor:

Many investors enjoyed one of the best years ever in 1995. Falling interest rates, modest economic growth, low inflation, and improved productivity contributed to strong stock and bond market returns. It was also a year in which taking risk paid-off.

  It was also a good year for Target as many investors in the program earned 20-25%, before the advisory fee. The most conservative allocation
(all bonds) rose 13.0%, and the most aggressive (all stocks), rose
26.8%,
before fees. The allocations usually contain between five and eight separate portfolios and, importantly, offer tremendous diversification:
stocks and bonds, large caps and small caps, growth and value, foreign and domestic. While some portfolios did do better than others, that was expected. No one knows what specific investment will do best, but a proper overall allocation offers you a good chance at long-term success.

Performance Summary as of December 31, 1995
                               12/31/94     12/31/95     12 Month**

   # of
Portfolio                        NAV*          NAV*     Total
Return   Funds@

Large Capitalization Growth     9.74          12.13       25.76%
Lipper Growth Fund Avg                                    30.80
      646
Large Capitalization Value     10.02          12.57       32.08
Growth & Income Avg                                       30.81
      495
Small Capitalization Growth    11.59          14.15       24.62
Small Company Avg                                         31.60
      356
Small Capitalization Value     11.07          13.07       19.21
Small Company Avg                                         31.60
      356
International Equity           11.95          13.64       15.38
International Avg                                          9.41
      296
International Bond              9.57          10.19       14.66
General World Income Avg                                  18.04
      135
Total Return Bond               9.48          10.62       19.63
Corporate Debt BBB Avg                                    20.07
       82
Intermediate-Term Bond          9.56          10.51       16.85
Intermediate Investment Grade                             16.61
      157
Mortgage Backed Securities      9.51          10.31       16.18
U.S. Mortgage Avg                                         16.23
       58
U.S. Government Money Market    1.00           1.00        5.25
U.S. Money Fund Avg                                        5.26
      105


@ Represents the number of funds in each respective Lipper category.
*   NAV = Net Asset Value
** Source: Lipper Analytical Services. Target total returns are in bold face type. These returns assume the reinvestment of all dividends and distributions and take into account all charges and expenses applicable to an investment in each portfolio except the annual Target advisory fee.
For retail accounts, the maximum annual advisory fee is 1.5% of equity portfolio assets and 1.0% of bond and money market portfolio assets.
For retirement accounts, the maximum advisory fees are 1.25% and 1.35%, respectively.

  Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. An investment in these portfolios is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the U.S. Government Money Market Portfolio will be able to maintain a stable net asset value.

Stocks Soared

U.S. stocks set many records as the Dow Jones Industrial Average finished at 5117, up from 3834 on December 31, 1994. The S&P 500, a broader market index, returned 37.5% for the year, sixth best since 1925, and highest since 1958. For perspective, indices like the S&P 500 and the Dow, which have no expenses, were extremely hard to beat. Most mutual funds and money managers who did beat them probably bet heavily on technology or finance, which, in retrospect, was a good move.

  Gains were broad-based, as winners outpaced losers 3.5:1 on the New
York Stock Exchange. While the technology sector (+40%) certainly gained most of the glory, it started to fade late in the year, and the top spot went to the financial sector (+50%), according to Dow Jones. Smaller subsets of the Dow Jones component sectors posted even more spectacular gains: biotech (+80%), aerospace and defense (+71%), and oil drilling
(+72%). Trucking (-14%) and steel(-9%) brought up the rear.

  For the year, "value" and "growth" stocks did about the same, though until technology started to falter, growth was ahead. In 1994 growth won, and in 1993, value won. These styles tend to go in and out of favor. Generally, growth stocks exhibit higher price to earnings ratios (P/Es) and revenue growth than value stocks. In addition, large company stocks outperformed small company stocks as the Russell
2000 index rose "only" 28.4%.

  Target's investment advisers built
their reputations by investing prudently, in a diversified manner, and always looking long-term. Since Target began, they've been held to that task and, overall, they've delivered. For example, the Target Large Cap Value Portfolio rose 32% for the year, to lead our pack. One co-manager, INVESCO, generally focused on financial and healthcare issues. The other co-manager, Hotchkis & Wiley, favored financial and consumer non-durables (beverages, retail, tobacco). Of note: due to technology's huge advance, such "pricey" issues rarely are found in value portfolios. These issues often are found, however, in growth portfolios. Technology is a major sector holding for both Large Cap Growth advisers: Columbus Circle and Oak Associates. Like most Small Cap Funds, the Target Small Cap Growth and Value portfolios posted strong absolute returns, but still lagged their Large Cap counterparts.

Growth & Value Stocks Tend To Be Countercyclical.
(GRAHP)

Source: Frank Russell Co. Past performance is not indicative of future results. Performance reflects the total return of "value stocks" and "growth stocks."

One way to manage risk is to diversify across investment styles. While the styles go in and out of favor, both have performed comparable over the long term. Trying to time the markets and invest in the "hot" style is hard to do. Instead, you probably should invest in an overall portfolio that employs both a "growth" and "value" philosophy. That will help you manage risk and smooth out your returns. Target offers you access to both styles of investing since there are growth and value versions of the Target Large Cap and Small Cap Portfolios.

Bonds Also Did Well
Bonds turned-in one of their best years in history. The Lehman Brothers Aggregate Index returned 18.5% and the yield on the bellwether 30-year Treasury fell to 5.9%, from 7.9%. This is near its record low of 5.8%, set in late 1993. The main reason for the huge rise in bond prices (and drop in yields) was the continuing news that inflation remained low.

  Like stocks, bonds rewarded risk takers in 1995. The longer the maturity (and hence, the more risk you took), the better your return: prices of thirty-year zero-coupon bonds rose over 60%, according to Merrill Lynch. These bonds, however, are very risky and, in fact, were 1994's worst performers.

  Treasury bonds bettered corporate bonds, which bettered mortgage-backed securities. When interest rates fall, generally, higher quality issues do best, since their prices are only tied to interest rate movements.
By contrast, corporate bonds, generally, move with rates and the perceived quality of the bond's issuing company. Because of their structure, mortgages tend to lag when rates drop significantly.

  With regard to  Target, the Total Return and Intermediate-Term
Portfolios,
managed by PIMCO, beat their Lehman Brothers benchmarks. Versus their
Lipper averages, they were competitive, but that's only part of the story. PIMCO is an active manager and generally avoids riskier, very long-term bonds such as 20-30 year issues. Many other funds in the same categories, however, do buy these longer-term issues. These two
Target portfolios are prime examples of how Target seeks to provide competitive returns, but with less risk.

  The Mortgage Backed Securities Portfolio capped-off another strong year. According to Lipper, the average mortgage fund rose a cumulative
19.7% for the past three years, while Target's Portfolio, run by Wellington, returned 25.5% for the same period! That 5.8 percentage point out-performance is no small feat, as bond fund returns normally are in a narrow range. The Money Market Portfolio also did well and, like Mortgage Backed, has a three-year record that is ahead of its Lipper average (12.0% vs 11.8%, cumulative). That portfolio is managed by Wellington as well.

International Returns Were Modest

International Stocks
The Morgan Stanley EAFE index rose 11.6% for the year. Normally, that would be a nice return, except that it paled in comparison to the S&P
500's 37.5% figure. The EAFE is dominated by Japanese issues, and Japan's market severely lagged most other major markets.

  European markets, overall, did well in local and U.S. Dollar terms.
In U.S. Dollars, Switzerland led (+43%) while Italy lagged (-6%). In the Americas, Canada did well, though Mexico collapsed in U.S. Dollar terms (-27%) due to currency and economic problems. The Asian markets were uninspiring, as the Dow Jones Asia/Pacific Index, with and without
Japan, rose a
meager 0.3% and 10.3%, respectively. Hong Kong, Australia, and New Zealand did reasonably well, while Taiwan and the Philippines were down sharply.

  Target's International Equity Portfolio had a solid year (15.4%),

beating both the EAFE (11.6%) and the Lipper International Fund average (9.4%). At year-end, the Portfolio's largest country allocations were Japan (27.0%) and Great Britain (15.8%). Scandinavian and European countries comprised much of the rest. For most of the year, performance was helped by a relatively low exposure to Japan (which recently was increased) compared to the EAFE and similar funds.

International Bonds
It was also a good year for bonds as they rose 19.5%, judging by the
Salomon Brothers Non-U.S. World Government Bond Index. As in the
U.S.,
most major markets saw a large decline in rates, which generated large returns. In local terms, Canada had the strongest market, and in U.S Dollar terms, France was best. In December, short-term German interest rates were cut, and that was followed by similar cuts in other countries.

  Versus the major currencies, the U.S. Dollar ended about even with the Japanese yen and British pound, but down against the German mark.
Currency fluctuations markedly affect international bond returns, positively and negatively. As a result, these bonds are useful for diversification purposes, in addition to their high return potential.

  By year-end, the Target International Bond Portfolio's largest bond allocation was in Japan (13.7%). European issues comprised 58% of the portfolio with Australia, Canada, and New Zealand representing the balance. The portfolio is managed by Fiduciary International. While

Fiduciary is relatively unknown to mutual fund investors, large institutions know them well. The firm has over $36 billion in assets and has managed money since 1931.

The Outlook is Positive
Few people expect stocks to advance in 1996 like they did in 1995, but generally, people are optimistic. For bonds, the consensus call is for slightly lower rates along the entire yield curve by year-end.
That would generate nice gains, but again, nowhere near last year's gains. On the international front, both stocks and bonds seem poised for a solid year. The U.S. led the way in 1995, and often, the foreign markets follow soon after.

  At 5,117, at year end, the next Dow milestone, 6,000, is only 17%

away, so it's easy to lose a sense of perspective. The market has not fallen more than 10% from a mid-year high in over five years, judging by the S & P 500. In fact, it fell by 20%, or more, 29 times this century!

  From 1926-1995, the market averaged an annual return of 10.5%.
It
averaged 16.4% from 1982-1995.  But in 1995, it rose a staggering
37.5%,
or 27 percentage points above its long-term average! Consequently, the question to ask is this: "Given my personal goals and resources, do I have the right exposure to low risk and high risk investments, to stocks and bonds, to foreign and domestic?"

  As usual, the prudent, long-term investor will use the techniques of diversification and asset allocation to his or her advantage.
While there are no assurances that you will be successful in the long-term, surely it's the best way to increase your chances.

  As always, we appreciate your commitment to Target and having the opportunity to report our activities to you.

Sincerely,

Richard A. Redeker
President

Your Allocation Mainly
Determines Your Returns

(PIE CHART)

Based on a study of 82 large pension funds.
Source: Financial Analysts Journal, May/June 1991.

Asset allocation is the process of designing an overall portfolio that reflects your personal risk and return requirements. It helps you invest in specific amounts of different securities: i.e., corporates,
Treasurys, small caps, large caps, foreign, etc. Asset allocation implies that, over the long-term, it's usually more important to be in stocks and bonds as a whole than it is to pick individual stocks and bonds. In fact, just over 91% of a portfolio's long-term return is due to the initial allocation.

Target's asset allocations are designed for you once you complete the Target Questionnaire. In this way, the Target program helps ensure that your overall account reflects your personal investment risk and return requirements.

               THE TARGET PORTFOLIO TRUST
               Large Capitalization Growth Portfolio
               Portfolio of Investments December 31, 1995


                                               VALUE
 SHARES                DESCRIPTION           (NOTE 1)
                LONG-TERM INVESTMENTS--93.2%
                Common Stocks--93.2%
                Apparel & Textiles--0.5%
    12,900      NIKE, Inc..................  $    898,163
                                             ------------
                Banks--4.0%
    27,100      Bank of New York Co.,           1,321,125
                  Inc......................
    29,300      Chemical Banking Corp......     1,721,375
    27,000      Citicorp...................     1,815,750
    35,000      NationsBank Corp...........     2,436,875
                                             ------------
                                                7,295,125
                                             ------------
                Broadcasting--1.1%
    43,700      Viacom Inc.*...............     2,070,287
                                             ------------
                Business Services--1.5%
    35,900      General Motors Corp........     1,866,800
    12,500      Stratacom Inc.*............       918,750
                                             ------------
                                                2,785,550
                                             ------------
                Chemicals--0.7%
    17,300      Potash Corp................     1,226,138
                                             ------------
                Computers & Business Equipment--15.1%
   121,300      3 Com Corp.*...............     5,655,612
    75,000      Bay Networks*..............     3,084,375
    27,700      Boeing Co..................     2,170,988
    89,000      Cisco Systems, Inc.*.......     6,641,625
    71,000      Compaq Computer Corp.*.....     3,408,000
    21,100      Hewlett-Packard Co.........     1,767,125
   100,000      Sun Microsystems, Inc.*....     4,562,500
                                             ------------
                                               27,290,225
                                             ------------
                Construction & Mining Equipment--1.5%
    45,000      Caterpillar Inc............     2,643,750
                                             ------------
                Domestic Oil--0.5%
    18,200      Amerada Hess Corp..........       964,600
                                             ------------
                Drugs & Healthcare--19.6%
    45,000      American Home Products      $ 4,365,000
                  Corp....................
    50,100      AMGEN Inc.*...............    2,974,687
    89,500      Columbia Healthcare           4,542,125
                  Corp....................
    65,600      Johnson & Johnson Co......    5,617,000
    39,500      Medtronic, Inc............    2,207,063
   118,600      Merck & Co., Inc..........    7,797,950
    69,000      Pfizer Inc................    4,347,000
    33,900      Smith Kline Beecham PLC       1,881,450
                  (ADR)...................
    23,000      United Healthcare Corp....    1,506,500
                                            -----------
                                             35,238,775
                                            -----------
                Electronics--12.7%
    96,300      Ericsson (L.M.) Telephone
                  Co., Inc. B-free
                  (ADR)...................    1,877,850
    41,800      General Motors Corp.,         2,053,425
                  Class H.................
    73,000      Intel Corp................    4,142,750
    15,300      KLA Instruments Corp.*....      398,756
    85,000      Linear Technology Corp....    3,336,250
    27,300      LSI Logic Corp.*..........      894,075
    80,000      Maxim Integrated Products,    3,080,000
                  Inc.*...................
    65,000      Motorola, Inc.............    3,705,000
   110,000      Xilinx Inc.*..............    3,355,000
                                            -----------
                                             22,843,106
                                            -----------
                Financial Services--3.1%
    41,300      American Express Co.......    1,708,788
    43,892      First Data Corp...........    2,935,277
    21,700      Fleet Financial Group,          884,275
                  Inc.....................
                                            -----------
                                              5,528,340
                                            -----------
                Food & Beverages--1.8%
    56,600      PepsiCo Inc...............    3,162,525
                                            -----------
                Industrial & Machinery--2.6%
   117,400      Applied Materials,            4,622,625
                  Inc.*...................
                                            -----------
                Insurance--8.2%
    22,800      Aetna Life & Casualty         1,578,900
                  Co......................
    68,700      American International        6,354,750
                  Group, Inc..............
    18,100      CIGNA Corp................    1,868,825
    24,000      General Reinsurance           3,720,000
                  Corp....................
    22,300      MGIC Investment Corp......    1,209,775
                                            -----------
                                             14,732,250
                                            -----------

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

               THE TARGET PORTFOLIO TRUST
               Large Capitalization Growth Portfolio (cont'd)
               Portfolio of Investments December 31, 1995

                                               VALUE
 SHARES                DESCRIPTION           (NOTE 1)
                Leisure Time--0.9%
    26,600      Walt Disney Co.............  $  1,569,400
                                             ------------
                Miscellaneous--1.5%
   120,000      Atmel Corp.*...............     2,685,000
                                             ------------
                Paper--2.0%
    43,100      Kimberly-Clark Corp........     3,566,525
                                             ------------
                Petroleum Services--1.1%
    10,890      British Petroleum Co.,          1,112,141
                  PLC......................
    13,600      Schlumberger Ltd...........       941,800
                                             ------------
                                                2,053,941
                                             ------------
                Retail Grocery--1.2%
    42,300      Safeway Inc.*..............     2,178,450
                                             ------------
                Retail Trade--1.7%
    45,700      Federated Department            1,256,750
                  Stores, Inc.*............
    20,000      Home Depot, Inc............       957,500
    42,200      Office Depot, Inc.*........       833,450
                                             ------------
                                                3,047,700
                                             ------------
                Software--7.1%
    55,000      Adobe Systems, Inc.........     3,410,000
    38,600      Computer Associates
                  International, Inc.......     2,195,375
    30,000      Informix Corp.*............       900,000
    54,800      Microsoft Corp.*...........     4,808,700
    35,600      Oracle Systems Corp.*......     1,508,550
                                             ------------
                                               12,822,625
                                             ------------
                Telecommunication--1.8%
    85,000      DSC Communications              3,134,375
                  Corp.*...................
     2,300      United States Robotics *...       201,825
                                             ------------
                                                3,336,200
                                             ------------
                Telephone--3.0%
    40,200      American Telephone &        $ 2,602,950
                  Telegragh Co............
    72,400      MCI Communications            1,891,450
                  Corp....................
    33,100      Telecommunications,             889,562
                  Inc.*...................
                                            -----------
                                              5,383,962
                                            -----------
                Total common stocks         167,945,262
                  (cost $148,354,333).....
                                            -----------
                SHORT-TERM INVESTMENTS--8.3%
Principal
  Amount
  (000)         Commercial Paper--4.4%
----------
                Commerzbank Ag, New York
                  branch
     1,500      5.79%, 1/11/96............    1,497,587
                Deutsche Bank Finance Inc.
     2,000      5.72%, 1/8/96.............    1,997,776
                Siemens Corp.
     2,000      5.57%, 1/22/96............    1,993,502
                U.S. Central Credit Union
     2,500      5.60%, 1/18/96............    2,493,389
                                            -----------
                Total commercial paper        7,982,254
                  (cost $7,982,254).......
                                            -----------
                Repurchase Agreement--3.9%
                State Street Bank and
                  Trust Co., 4.25%, dated
                  12/29/95, due 1/2/96 in
                  the amount of $6,918,265
                  (cost $6,915,000; value
                  of collateral including
                  accrued
     6,915        interest--$7,119,816)...    6,915,000
                                            -----------
                Total short-term             14,897,254
                  investments
                  (cost $14,897,254)......
                                            -----------
                Total Investments--101.5%
                (cost $163,251,587).......  182,842,516
                Liabilities in excess of
                  other
                assets--(1.5%)............   (2,765,276)
                                            -----------
                Net Assets--100%..........  $180,077,240
                                            -----------
                                            -----------

---------------
ADR--American Depository Receipts.
* Non-income producing securities.

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

               Large Capitalization Value Portfolio
               Portfolio of Investments December 31, 1995

                                               VALUE
 SHARES                DESCRIPTION           (NOTE 1)
                LONG TERM INVESTMENTS--97.5%
                Common Stocks--97.5%
                Aerospace--3.8%
    22,000      Boeing Co..................  $  1,724,250
    24,450      Lockheed Martin Corp.......     1,931,550
    30,100      Rockwell International          1,591,537
                  Corp.....................
    20,000      United Technologies             1,897,500
                  Corp.....................
                                             ------------
                                                7,144,837
                                             ------------
                Aluminum--1.4%
    40,000      Aluminum Company of             2,115,000
                  America..................
     8,000      Reynolds Metals Co.........       453,000
                                             ------------
                                                2,568,000
                                             ------------
                Agriculture Machinery--1.4%
    76,500      Deere & Co.................     2,696,625
                                             ------------
                Apparel & Textiles--3.0%
    75,000      Liz Claiborne, Inc.........     2,081,250
    45,000      Russell Corp...............     1,248,750
   115,000      Shaw Industries, Inc.......     1,696,250
    25,000      Unifi, Inc.................       553,125
                                             ------------
                                                5,579,375
                                             ------------
                Asset Management--0.8%
    19,000      Morgan Stanley Group,           1,531,875
                  Inc......................
                                             ------------
                Automobiles--3.4%
   153,000      Ford Motor Co..............     4,437,000
    37,000      General Motors Corp........     1,956,375
                                             ------------
                                                6,393,375
                                             ------------
                Auto Parts--1.1%
    42,500      Arvin Industries Inc.......       701,250
    46,200      Dana Corp..................     1,351,350
                                             ------------
                                                2,052,600
                                             ------------
                Banks--7.7%
    81,600      Ahmanson (H.F.) & Co......  $ 2,162,400
    20,600      BankAmerica Corp..........    1,333,850
    40,000      Boatmen's Bancshares......    1,635,000
    15,500      Chase Manhattan Corp......      939,688
     1,700      Chemical Banking Corp.....       99,875
    22,500      First America Bank              998,437
                  Corp....................
    35,000      First Chicago Nbd             1,382,500
                  Corporation.............
    41,600      Great Western Financial       1,060,800
                  Corp....................
    25,000      Keycorp...................      906,250
    25,000      National City Corp........      828,125
    20,300      NationsBank Corp..........    1,413,387
    35,000      Wachovia Corp.............    1,601,250
                                            -----------
                                             14,361,562
                                            -----------
                Business Services--0.5%
    22,000      Donnelley (R.R.) & Sons,        866,250
                  Co......................
                                            -----------
                Chemicals--3.8%
    46,000      Dow Chemical Co...........    3,237,250
    20,000      Du Pont (E.I.) de Nemours     1,397,500
                  & Co....................
     4,100      Monsanto Co...............      502,250
    40,000      Nalco Chemical Co.........    1,205,000
    10,600      Olin Corp.................      787,050
                                            -----------
                                              7,129,050
                                            -----------
                Computers & Business Equipment--2.1%
    20,000      Compaq Computer Corp.*....      960,000
    18,000      Hewlett-Packard Co........    1,507,500
    30,000      Pitney Bowes, Inc.........    1,410,000
                                            -----------
                                              3,877,500
                                            -----------
                Conglomerates--3.3%
    39,800      American Brands Inc.......    1,776,075
   183,000      Hanson PLC (ADR)..........    2,790,750
    25,000      Textron, Inc..............    1,687,500
                                            -----------
                                              6,254,325
                                            -----------

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

               THE TARGET PORTFOLIO TRUST
               Large Capitalization Value Portfolio (cont'd)
               Portfolio of Investments December 31, 1995

                                               VALUE
 SHARES                DESCRIPTION           (NOTE 1)
                Domestic Oil--2.4%
    16,000      Atlantic Richfield Co......  $  1,772,000
    36,000      Tenneco Inc................     1,786,500
     5,000      Ultramar Corporation.......       128,750
    46,200      USX Marathon Corp..........       900,900
                                             ------------
                                                4,588,150
                                             ------------
                Drugs & Healthcare--8.9%
    32,500      Abbott Laboratories........     1,356,875
    29,000      American Home Products          2,813,000
                  Corp.....................
    31,500      Baxter International            1,319,062
                  Inc......................
    45,000      Bristol Myers Squibb Co....     3,864,375
    35,000      Columbia Healthcare             1,776,250
                  Corp.....................
    34,000      Lilly (Eli) & Co...........     1,912,500
    32,000      Merck & Co., Inc...........     2,104,000
    30,000      Schering Plough Corp.......     1,642,500
                                             ------------
                                               16,788,562
                                             ------------
                Electric Utilities--7.6%
    60,000      Cinergy Corp...............     1,837,500
    60,200      CMS Energy Corporation.....     1,798,475
    12,000      Entergy Corporation........       351,000
    20,000      General Public Utilities          680,000
                  Corporation..............
    53,500      New York State Electric &
                  Gas Corp.................     1,384,312
   109,300      Niagara Mohawk Power            1,052,013
                  Corp.....................
    30,000      PECO Energy Co.............       903,750
    37,000      Public Service Enterprise       1,133,125
                  Inc......................
   137,000      SCE Corp...................     2,431,750
    80,000      Unicom Corp................     2,620,000
                                             ------------
                                               14,191,925
                                             ------------
                Electrical Equipment--1.4%
    20,000      Emerson Electric Co........     1,635,000
    15,000      General Electric Co........     1,080,000
                                             ------------
                                                2,715,000
                                             ------------
                Electronics--1.0%
    40,000      Raytheon Co................     1,890,000
                                             ------------
                Financial Services--2.2%
    29,900      Beneficial Corp...........  $ 1,394,088
                Federal National Mortgage
    10,400        Association.............    1,290,900
    25,200      Household International,      1,489,950
                  Inc.....................
                                            -----------
                                              4,174,938
                                            -----------
                Food & Beverages--3.5%
    52,500      Heinz (H.J.) Co...........    1,739,062
    35,000      PepsiCo Inc...............    1,955,625
    21,000      Ralston Purina Co.........    1,309,875
    60,000      Tyson Foods, Inc..........    1,567,500
                                            -----------
                                              6,572,062
                                            -----------
                Forest Products--0.8%
    34,400      Weyerhaeuser Co...........    1,487,800
                                            -----------
                Gas & Pipeline Utilities--0.5%
    25,000      Eastern Enterprises.......      881,250
                                            -----------
                Household Appliances & Home
                  Furnishings--0.8%
    70,000      Maytag Corp...............    1,417,500
                                            -----------
                Insurance--7.8%
    12,700      Aetna Life & Casualty           879,475
                  Co......................
    55,000      American General Corp.....    1,918,125
    25,700      Aon Corp..................    1,281,787
    10,000      General Reinsurance           1,550,000
                  Corp....................
    30,000      Jefferson-Pilot Corp......    1,395,000
    20,200      Lincoln National Corp.....    1,085,750
    19,000      Marsh & McLennan Cos......    1,686,250
    80,600      SAFECO Corp...............    2,780,700
    19,838      The Allstate Corp.........      815,838
    17,500      Transamerica Corp.........    1,275,313
     1,400      USLIFE Corp...............       41,825
                                            -----------
                                             14,710,063
                                            -----------

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

                                               VALUE
 SHARES                DESCRIPTION           (NOTE 1)
                International Oil--5.1%
    25,000      Amoco Corp.................  $  1,796,875
    30,000      Chevron Corp...............     1,575,000
    31,000      Exxon Corp.................     2,483,875
    50,000      Repsol S.A. (ADR)..........     1,643,750
    15,000      Royal Dutch Petroleum           2,116,875
                  Co.......................
                                             ------------
                                                9,616,375
                                             ------------
                Liquor--1.8%
    49,300      Anheuser Busch Cos.,            3,296,938
                  Inc......................
                                             ------------
                Mining--1.4%
    27,000      Minnesota Mining &
                  Manufacturing Co.........     1,788,750
    15,000      Phelps Dodge Corp..........       933,750
                                             ------------
                                                2,722,500
                                             ------------
                Paper--2.4%
     7,000      Federal Paper Board Co.,          363,125
                  Inc......................
    42,000      International Paper Co.....     1,590,750
    31,600      Union Camp Corp............     1,504,950
    37,500      Westvaco Corp..............     1,040,625
                                             ------------
                                                4,499,450
                                             ------------
                Petroleum Services--0.6%
    31,700      Ashland Incorporated.......     1,113,463
                                             ------------
                Pollution Control--1.1%
    32,000      Browning Ferris Industries,       944,000
                  Inc......................
    40,000      WMX Technologies, Inc......     1,195,000
                                             ------------
                                                2,139,000
                                             ------------
                Publishing--0.6%
    16,000      Dun & Bradstreet Corp......     1,036,000
                                             ------------
                Railroads & Equipment--1.0%
    28,000      Conrail, Inc...............     1,960,000
                                             ------------
                Restaurants--1.0%
    40,000      McDonald's Corp...........  $ 1,805,000
                                            -----------
                Retail Grocery--0.5%
    30,000      Giant Foods. Inc..........      945,000
                                            -----------
                Retail Trade--4.1%
   172,000      Kmart Corp................    1,247,000
    55,000      Melville Corp.............    1,691,250
    30,000      Penney (J.C.) Co., Inc....    1,428,750
    31,400      Sears Roebuck & Co........    1,224,600
     6,500      Supervalue, Inc...........      204,750
    38,400      May Department Stores         1,622,400
                  Co......................
    22,500      Woolworth Corp............      292,500
                                            -----------
                                              7,711,250
                                            -----------
                Steel--0.7%
    40,000      USX-U.S. Steel Group,         1,230,000
                  Inc.....................
                                            -----------
                Tires & Rubber--0.9%
    65,000      Cooper Tire & Rubber          1,600,625
                  Co......................
                                            -----------
                Telephone--2.4%
    48,000      Pacific Telesis Group.....    1,614,000
                Southern New England
                  Telecommunications,
    40,000        Corp....................    1,590,000
    40,000      Telefonos de Mexico, S.A      1,275,000
                  (ADR)...................
     3,000      US West, Inc.*............      107,250
                                            -----------
                                              4,586,250
                                            -----------
                Tobacco--3.5%
    52,000      Philip Morris Cos.,           4,706,000
                  Inc.....................
    55,000      UST, Inc..................    1,835,625
                                            -----------
                                              6,541,625
                                            -----------
                Trucking & Freight Forwarding--1.2%
    80,000      Hunt J.B.Transport            1,340,000
                  Services, Inc...........
    35,000      Ryder System, Inc.........      866,250
                                            -----------
                                              2,206,250
                                            -----------
                Total common stocks
                (cost $149,416,627).......  182,882,350
                                            -----------

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

               THE TARGET PORTFOLIO TRUST
               Large Capitalization Value Portfolio (cont'd)
               Portfolio of Investments December 31, 1995

 PRINCIPAL
 AMOUNT/SHARES                                  VALUE
  (000)                 DESCRIPTION            (NOTE 1)
                SHORT-TERM INVESTMENTS--2.6%
                U. S. Government Securities--1.4%
                United States Treasury Bill
$    2,700      5.29%, 5/2/96
                (cost $2,651,597)..........  $  2,651,597
                                             ------------
                Other--1.2%
     2,174      Seven Seas Series
                  Government Fund,
                (cost $2,174,371)..........     2,174,371
                                             ------------
                Total short-term
                  investments
                (cost $4,825,968)..........     4,825,968
                                             ------------
                Total Investments--100.1%
                (cost $154,242,595; Note      187,708,318
                  4).......................
                Liabilities in excess of
                  other
                assets--(0.1%).............      (112,115)
                                             ------------
                Net Assets--100%...........  $187,596,203
                                             ------------
                                             ------------

---------------
*Non-income producing securities.
ADR--American Depository Receipts.

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

               Small Capitalization Growth Portfolio
               Portfolio of Investments December 31, 1995

                                               VALUE
 SHARES                DESCRIPTION           (NOTE 1)
                LONG-TERM INVESTMENTS--94.5%
                Common Stocks--94.5%
                Aerospace--0.6%
    16,300      Watkins Johnson Co.........  $    713,125
                                             ------------
                Aluminum--0.3%
     6,700      Reynolds Metals Co.........       379,388
                                             ------------
                Apparel & Textiles--4.3%
    48,100      G & K Services.............     1,226,550
     7,300      Jones Apparel Group,              287,438
                  Inc......................
    31,350      Nautica Enterprises,            1,371,562
                  Inc.*....................
    30,800      Reebok International,             870,100
                  Ltd......................
    35,600      Unifi, Inc.................       787,650
    27,200      Warnaco Group, Inc.........       680,000
                                             ------------
                                                5,223,300
                                             ------------
                Airlines--1.2%
    19,400      Continental Airlines,             843,900
                  Inc.*....................
     3,300      UAL Corp.*.................       589,050
                                             ------------
                                                1,432,950
                                             ------------
                Asset Management--1.0%
    12,200      Alex, Brown Inc............       512,400
    26,750      Waterhouse Investor               662,063
                  Services Inc.............
                                             ------------
                                                1,174,463
                                             ------------
                Automobiles--1.1%
    61,100      Wabash National Corp.......     1,359,475
                                             ------------
                Banks--0.5%
    23,300      North Fork Bancorporation,        588,325
                  Inc......................
                                             ------------
                Broadcasting--0.9%
    27,000      Heritage Media Corp........       691,875
    25,000      Sinclair Broadcast Group          431,250
                  Inc......................
                                             ------------
                                                1,123,125
                                             ------------
                Business Services--6.0%
    22,500      Acclaim Entertainment,      $   278,438
                  Inc.*...................
    35,350      CUC International Inc.*...    1,206,319
    33,600      Fiserv, Inc...............    1,008,000
    21,400      GTECH Holdings Corp.......      556,400
    55,200      National Media Corp.*.....    1,159,200
    35,600      Pinkertons, Inc.*.........      694,200
    13,400      Robert Half International,      561,125
                  Inc.*...................
    38,700      Rollins, Inc..............      856,237
    26,200      Stewart Enterprises,            969,400
                  Inc.....................
                                            -----------
                                              7,289,319
                                            -----------
                Containers & Glass--0.4%
    20,400      Bemis Co., Inc............      522,750
                                            -----------
                Chemicals--3.3%
    12,200      Eastman Chemical Co*......      764,025
    74,700      Minerals Technologies,        2,726,550
                  Inc.....................
    25,000      Schulman (A.), Inc........      562,500
                                            -----------
                                              4,053,075
                                            -----------
                Communication--1.4%
    14,000      Pairgain Technologies           766,500
                  Inc.*...................
    56,900      Valassis Communications,        995,750
                  Inc.....................
                                            -----------
                                              1,762,250
                                            -----------
                Computers & Business Equipment--5.8%
    18,600      Ascend Communications         1,508,925
                  Inc.*...................
    32,600      Conner Peripherals,             684,600
                  Inc.*...................
    28,000      DST Systems Inc...........      798,000
    11,100      Komag Inc.*...............      511,987
     9,800      Medic Computer Systems,         592,900
                  Inc.*...................
    18,000      Safeguard Scientifics           891,000
                  Inc.....................
    23,200      Sun Microsystems, Inc.*...    1,058,500
    30,900      Tech Data Corp............      463,500
    21,800      Trident Microsystems            512,300
                  Inc.*...................
     3,000      U.S. Data Corp............       43,500
                                            -----------
                                              7,065,212
                                            -----------
                Construction & Mining Equipment--0.6%
    24,200      JLG Industries, Inc.......      719,950
                                            -----------

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

               THE TARGET PORTFOLIO TRUST
               Small Capitalization Growth Portfolio (cont'd)
               Portfolio of Investments December 31, 1995

                                               VALUE
 SHARES                DESCRIPTION           (NOTE 1)
                Construction Materials
     1,100      Granite Construction         $     33,825
                  Inc......................
                                             ------------
                Domestic Oil
       400      Louisiana Land &                   17,150
                  Exploration Co...........
                                             ------------
                Drugs & Healthcare--7.2%
    22,000      Cephalon, Inc.*............       896,500
    21,100      Community Health Systems          751,688
                  Inc......................
    47,900      COR Therapeutics, Inc.*....       401,163
    30,000      Healthdyne, Inc............       345,000
    38,800      Jones Med Inds Inc.........       936,050
    14,200      Lincare Holdings Inc.*.....       355,000
     4,000      Medeva PLC. (ADR)..........        67,740
    39,700      Neurogen Corp.*............     1,066,937
    49,700      Orthologic Corp.*..........       720,650
    45,900      Scherer (R.P.) Corp........     2,254,837
    42,000      Syncor International              283,500
                  Corp.*...................
    15,000      Watson Pharmaceuticals
                  Inc.*....................       735,000
                                             ------------
                                                8,814,065
                                             ------------
                Electrical Equipment--2.0%
    14,700      Alliance Semiconductor*....       170,888
    15,800      Boston Scientific Corp.*...       774,200
    51,000      Cellpro, Inc.*.............       816,000
    34,800      Nu Horizons Electrs               617,700
                  Corp.*...................
                                             ------------
                                                2,378,788
                                             ------------
                Electronics--7.9%
    17,800      Burr-Brown Corp.*..........       453,900
    16,700      Electro Scientific                488,475
                  Industries, Inc.*........
    18,400      Electroglas Inc.*..........       450,800
    33,700      Empi Inc.*.................       859,350
    44,400      Integrated Circuit Systems
                  Inc.*....................       549,450
    32,900      Integrated Device                 423,588
                  Technology, Inc.*........
    22,500      Kulicke & Soffa Inds              523,125
                  Inc.*....................
    16,600      Maxim Integrated Products,        639,100
                  Inc.*....................
    12,100      Micron Technology Inc.*....       479,462
    32,100      Photronics, Inc.*..........       858,675
    35,600      S3 Inc.*...................       627,450

    25,200      Scientific Games Holdings   $   951,300
                  Corp.*..................
    56,400      Sensormatic Electronics         979,950
                  Corp....................
    19,300      Teradyne, Inc.*...........      482,500
    13,700      Wyle Electronics..........      481,212
    13,500      Xilinx Inc.*..............      411,750
                                            -----------
                                              9,660,087
                                            -----------
                Financial Services--2.9%
    18,800      Bear Stearns Cos., Inc....      373,650
    12,800      Commercial Federal              483,200
                  Corp.*..................
    15,000      First Merchants Acceptance      277,500
                  Corp....................
    12,200      First USA, Inc............      541,375
                Lehman Brothers Holdings
    25,000        Inc.....................      531,250
    37,600      Olympic Financial Ltd.*...      611,000
    22,400      Penncorp Financial Group,       658,000
                  Inc.....................
                                            -----------
                                              3,475,975
                                            -----------
                Food & Beverages--0.3%
    30,000      Barefoot, Inc.............      315,000
                                            -----------
                Gas Exploration--2.5%
    18,200      Anadarko Petroleum              985,075
                  Corp....................
    80,000      Forcenergy Gas Expl Inc...      880,000
    13,700      Newfield Exploration            369,900
                  Co......................
    17,100      Sonat Offshore Drilling         765,225
                  Inc.....................
                                            -----------
                                              3,000,200
                                            -----------
                Homebuilders--1.6%
    43,800      Champion Enterprises,         1,352,325
                  Inc.*...................
    25,500      Lennar Corp...............      640,688
                                            -----------
                                              1,993,013
                                            -----------
                Hotels & Restaurants--3.8%
    61,200      Boston Chicken............    1,966,050
    24,200      HFS Inc...................    1,978,350
    30,000      Trump Hotels & Casino           645,000
                  Resorts.................
                                            -----------
                                              4,589,400
                                            -----------

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

                                               VALUE
 SHARES                DESCRIPTION           (NOTE 1)
                Household Appliances & Home
                  Furnishings--1.0%
    21,600      American Homestar Corp.....  $    445,500
    28,000      Newell Co..................       724,500
                                             ------------
                                                1,170,000
                                             ------------
                Industrial & Machinery--5.6%
     7,300      Acme Cleveland Corp........       136,875
    14,600      Applied Materials, Inc.*...       574,875
    22,600      Cognex Corp.*..............       785,350
    94,200      Danka Business Systems          3,485,400
                  PLC......................
    14,100      Esterline Technologies            333,112
                  Corp.*...................
    27,400      Synalloy Corp..............       578,825
    15,000      TriMas Corp................       283,125
    16,200      Tyco Laboratories, Inc.....       577,125
                                             ------------
                                                6,754,687
                                             ------------
                Insurance--2.8%
    22,800      American Financial Group          698,250
                  Inc......................
    20,600      Fremont General Corp.......       757,050
    24,000      Progressive Corp...........     1,173,000
    25,500      TIG Holdings, Inc..........       726,750
                                             ------------
                                                3,355,050
                                             ------------
                Leisure Time--2.2%
    24,000      Grand Casinos, Inc.*.......       558,000
   122,800      Hammons (John Q.) Hotels        1,135,900
                  Inc......................
     9,900      King World Productions,           384,862
                  Inc.*....................
    30,100      Seattle Filmworks Inc.*....       624,575
                                             ------------
                                                2,703,337
                                             ------------
                Mining--0.5%
    10,400      Phelps Dodge Corp..........       647,400
                                             ------------
                Miscellaneous--6.3%
    12,700      Advanced Semiconductor            625,475
                  Matls*...................
    50,000      Amerin Corp................     1,337,500
    31,800      Atmel Corp.*...............       711,525
    63,200      Atrium Inc.*...............     1,264,000
    30,100      Camco Inc..................       842,800
     9,500      Cellstar Corp.*............       247,000
    18,000      Credence Systems Corp.*...  $   411,750
    12,000      Loewen Group, Inc.........      303,750
    11,400      Madge N.V.*...............      510,150
    20,250      McAffee Associates,             888,469
                  Inc.*...................
    30,000      Stone Energy Corp.........      461,250
                                            -----------
                                              7,603,669
                                            -----------
                Non-Ferrous Metals--0.6%
    22,200      ASARCO, Inc...............      710,400
                                            -----------
                Paper--4.4%
    48,900      Alco Standard Corp........    2,231,062
    23,000      Bowater Inc...............      816,500
    10,200      Consolidated Papers             572,475
                  Inc.....................
    14,040      Kimberly-Clark Corp.......    1,161,810
    16,000      Rayonier Timberlands,           534,000
                  L.P.....................
                                            -----------
                                              5,315,847
                                            -----------
                Petroleum Services--2.7%
    74,900      Petroleum Geo-Services A/S    1,872,500
                  (ADR)...................
    57,000      Reading & Bates Corp.*....      855,000
    25,300      Valero Energy Corp........      619,850
                                            -----------
                                              3,347,350
                                            -----------
                Pollution Control--0.3%
    17,600      FSI International,              356,400
                  Inc.*...................
                                            -----------
                Publishing--1.0%
    11,500      American Greetings              317,688
                  Corp....................
    16,100      Devon Group, Inc.*........      467,906
     9,300      Houghton Mifflin Co.......      399,900
                                            -----------
                                              1,185,494
                                            -----------
                Retail Grocery--0.2%
    11,085      Heartland Express Inc.....      218,929
                                            -----------
                Retail Trade--4.0%
    27,200      Barnes & Noble, Inc.*.....      788,800
    47,800      Harcourt General, Inc.....    2,001,625

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46
               THE TARGET PORTFOLIO TRUST
               Small Capitalization Growth Portfolio (cont'd)
               Portfolio of Investments December 31, 1995

                                               VALUE
 SHARES                DESCRIPTION           (NOTE 1)
                Retail Trade (cont'd)
    15,000      Heilig Meyers Co...........  $    275,625
    39,500      Ross Stores Inc............       755,437
    13,900      Scholastic Corp............     1,080,725
                                             ------------
                                                4,902,212
                                             ------------
                Software--2.3%
    40,700      Cheyenne Software, Inc.....     1,063,287
    11,700      Computer Associates
                  International, Inc.......       665,438
    28,500      Henry Jack & Associates           705,375
                  Inc......................
    15,185      Read-Rite Corp.*...........       353,051
                                             ------------
                                                2,787,151
                                             ------------
                Steel--1.1%
    25,900      Castle A M Co..............       728,438
    23,000      Mueller Inds Inc.*.........       672,750
                                             ------------
                                                1,401,188
                                             ------------
                Tires & Rubber--0.3%
    12,800      Cooper Tire & Rubber Co....       315,200
                                             ------------
                Telecommunication--0.6%
     8,600      United States Robotics            754,650
                  Corp.*...................
                                             ------------
                Telephone--1.9%
    15,100      Century Telephone                 479,425
                  Enterprises, Inc.........
    88,200      LCI International, Inc.....     1,808,100
                                             ------------
                                                2,287,525
                                             ------------
                Trucking & Freight Forwarding--1.1%
    23,700      American President Cos.,          545,100
                  Ltd......................
    25,000      Tidewater Inc..............       787,500
                                             ------------
                                                1,332,600
                                             ------------
                Total long-term investments
                  (common stocks)
                  (cost $93,744,854).......   114,833,299
                                             ------------

 PRINCIPAL
 AMOUNT/SHARES                                  VALUE
  (000)                 DESCRIPTION            (NOTE 1)
                SHORT TERM INVESTMENTS--5.3%
                Commercial Paper--1.8%
$    2,231      Philip Morris Capital Corp.
                  5.80%, 1/2/96
                  (cost $2,230,641)........  $  2,230,641
                                             ------------
                Other--3.5%
     4,139      Seven Seas Series               4,139,172
                  Government Fund..........
        61      Seven Seas Money Market            61,180
                  Fund.....................
                                             ------------
                Total investment company
                  (cost $4,200,352)........     4,200,352
                                             ------------
                Total short-term
                  investments
                  (cost $6,430,993)........     6,430,993
                                             ------------
                Total Investments--99.8%
                (cost $100,175,847)........   121,264,292
                Other assets in excess of
                  liabilities--0.2%........       268,430
                                             ------------
                Net Assets--100%...........  $121,532,722
                                             ------------
                                             ------------

------------------
ADR--American Depository Receipt.
* Non-income producing securities.

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

               Small Capitalization Value Portfolio
               Portfolio of Investments December 31, 1995

                                               VALUE
 SHARES                DESCRIPTION           (NOTE 1)
                LONG TERM INVESTMENTS--97.8%
                Common Stocks--97.7%
                Aerospace--2.6%
     5,000      Alliant Techsystems,         $    253,125
                  Inc.*....................
    52,000      Coltec Industries, Inc.*...       604,500
    43,700      Talley Industries, Inc.*...       376,913
    18,800      Teleflex, Inc..............       770,800
    23,900      Whittaker Corp.*...........       519,825
                                             ------------
                                                2,525,163
                                             ------------
                Apparel & Textiles--2.7%
     3,900      Interface, Inc.............        66,300
    31,500      Jones Apparel Group,            1,240,312
                  Inc.*....................
    19,200      Unitog Co. (New)...........       463,200
    34,400      Warnaco Group, Inc.........       860,000
       800      Westpoint Stevens, Inc.....        16,050
                                             ------------
                                                2,645,862
                                             ------------
                Asset Management--0.4%
    63,600      Noel Group, Inc.*..........       413,400
                                             ------------
                Auto Parts--1.8%
    18,800      Lear Seating Corp.*........       545,200
    44,900      Standard Motor Products,          673,500
                  Inc., Class A............
    59,000      TBC Corp.*.................       508,875
                                             ------------
                                                1,727,575
                                             ------------
                Auto Related--3.1%
    32,000      Amcast Industrial Corp.....       584,000
    27,000      Armor All Products,               489,375
                  Corp.....................
    11,900      First Brands Corp..........       566,738
    16,200      Modine Manufacturing Co....       388,800
    29,480      Myers Industries, Inc......       482,735
    15,300      Smith A O Corp.............       317,475
    13,900      Thomson PBE, Inc.*.........       194,600
                                             ------------
                                                3,023,723
                                             ------------
                Banks--5.1%
    20,000      Bay View Capital Corp.....  $   570,000
     8,600      BayBanks, Inc.............      844,950
    36,400      First American Corp.......    1,724,450
    20,800      First Commerce Corp.            665,600
                  (L.A.)..................
    18,500      Firstmerit Corp...........      555,000
    27,400      Signet Banking Corp.......      650,750
                                            -----------
                                              5,010,750
                                            -----------
                Building & Construction--5.7%
    20,600      Applied Power, Inc........      618,000
    18,200      Carlisle Co., Inc.........      734,825
    26,650      Clarcor, Inc..............      542,993
    38,000      Commercial Intertech            688,750
                  Corp....................
    27,800      Donaldson Co., Inc........      698,475
    40,500      Lydall, Inc.*.............      921,375
    26,450      Osmonics, Inc.*...........      538,919
    36,000      Regal Beloit Corp.........      783,000
                                            -----------
                                              5,526,337
                                            -----------
                Business Services--0.6%
    28,500      Bowne & Company, Inc......      570,000
                                            -----------
                Chemicals--5.2%
    39,800      Arcadian Corp.............      771,125
    76,900      Crompton & Knowles            1,018,925
                  Corp....................
    21,700      Fuller (H.B.) Company.....      754,075
     2,700      Furon Co..................       54,000
    30,800      Hanna (M. A.) Co..........      862,400
    24,300      Learonal, Inc.............      558,900
     4,300      O Sullivan Corp...........       44,612
    41,250      RPM, Inc., Ohio...........      680,625
    21,900      Rock-Tenn Co., Class A....      355,875
                                            -----------
                                              5,100,537
                                            -----------
                Communication--1.0%
    24,400      Associated Group, Inc.,         460,550
                  Class A*................
    30,800      Bell Cablemedia PLC.            492,800
                  (ADR)*..................
                                            -----------
                                                953,350
                                            -----------

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46
               THE TARGET PORTFOLIO TRUST
               Small Capitalization Value Portfolio (cont'd)
               Portfolio of Investments December 31, 1995

                                               VALUE
 SHARES                DESCRIPTION           (NOTE 1)
                Computers & Business Equipment--2.6%
    73,200      Intelligent Electronics,     $    439,200
                  Inc......................
    16,900      Lexmark International             308,425
                  Group, Inc.*.............
    26,700      Stratus Computer, Inc.*....       924,487
    54,500      Wang Laboratories, Inc.*...       906,063
                                             ------------
                                                2,578,175
                                             ------------
                Cosmetics & Toiletries--0.8%
     1,700      Alberto Culver Co..........        51,850
    19,000      Maybelline, Inc............       688,750
                                             ------------
                                                  740,600
                                             ------------
                Diversified Industrials--0.7%
    23,700      Brady (W. H.) Co...........       639,900
                                             ------------
                Domestic Oil--1.4%
    40,000      Cross Timbers Oil Co.......       705,000
    25,400      Ultramar Corp..............       654,050
                                             ------------
                                                1,359,050
                                             ------------
                Drugs & Healthcare--2.2%
    30,400      Amerisource Health              1,003,200
                  Corp.*...................
    10,500      FHP International Corp.*...       299,250
     7,400      McKesson Corp..............       374,625
    18,500      West Co. Inc...............       434,750
                                             ------------
                                                2,111,825
                                             ------------
                Energy--0.5%
    10,000      Addington Resources,              146,250
                  Inc.*....................
    17,200      California Energy, Inc.*...       335,400
                                             ------------
                                                  481,650
                                             ------------
                Electrical Equipment--3.9%
     6,800      AptarGroup, Inc............       254,150
    19,950      Bearings, Inc..............       583,537
    46,200      Belden Helminway Co.,           1,189,650
                  Inc......................
    16,400      Core Industries, Inc.......       211,150
    25,000      EG & G, Inc................       606,250
    41,100      Oak Industries, Inc.*......       770,625
    16,000      Woodhead Industries,              228,000
                  Inc......................
                                             ------------
                                                3,843,362
                                             ------------
                Electronics--2.2%
    33,500      Amphenol Corp.*...........  $   812,375
    22,500      Augat, Inc................      385,313
    39,750      Methode Eletronics,             566,437
                  Inc.....................
    30,400      Pioneer Standard                402,800
                  Electronics, Inc........
                                            -----------
                                              2,166,925
                                            -----------
                Entertainment--0.7%
    25,700      GTECH Holdings Corp.*.....      668,200
                                            -----------
                Financial Services--2.0%
    22,000      Allied Capital Lending          291,500
                  Corp....................
    11,000      CMAC Investment Corp......      484,000
    48,700      Rollins Truck Leasing           541,788
                  Corp....................
    28,800      SEI Corp..................      626,400
                                            -----------
                                              1,943,688
                                            -----------
                Foods--1.0%
    42,900      Flowers Industries,             520,163
                  Inc.....................
     1,600      Lancaster Colony Corp.....       59,600
     9,400      Universal Foods Corp......      377,175
                                            -----------
                                                956,938
                                            -----------
                Food-Service / Lodging--2.5%
    32,600      Bob Evans Farms, Inc......      619,400
    28,800      Marcus Corp...............      788,400
    47,600      Sbarro, Inc...............    1,023,400
                                            -----------
                                              2,431,200
                                            -----------
                Hospital Supplies & Service--2.8%
    22,800      Beckman Instruments,            806,550
                  Inc.....................
    43,600      Sierra Health Services,       1,384,300
                  Inc.*...................
    17,300      SpaceLabs Medical,              497,375
                  Inc.*...................
                                            -----------
                                              2,688,225
                                            -----------

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

                                               VALUE
 SHARES                DESCRIPTION           (NOTE 1)
                Household Appliances & Home
                  Furnishings--4.7%
     4,400      Bush Industries, Inc.......  $     86,350
    20,300      Chromcraft Revington,             540,488
                  Inc.*....................
    19,700      Crown Crafts, Inc..........       226,550
    65,000      Ekco Group, Inc............       381,875
    32,600      Ethan Allen Interiors,            664,225
                  Inc.*....................
    11,400      Hon Industries, Inc........       265,050
    30,100      Miller (Herman), Inc.......       903,000
    39,500      Rival Co...................       873,937
    21,900      Stanhome, Inc..............       637,837
                                             ------------
                                                4,579,312
                                             ------------
                Industrial & Machinery--5.2%
    26,400      Alltrista Corp.*...........       475,200
    24,000      Briggs & Stratton Corp.....     1,041,000
    32,100      BWIP Holding, Inc..........       529,650
    30,100      Crane Co...................     1,109,937
    43,260      Mark IV Industries, Inc....       854,385
    33,100      Measurex Corp..............       935,075
     6,400      Medar, Inc.*...............        50,400
     2,400      Watts Industries, Inc......        55,800
                                             ------------
                                                5,051,447
                                             ------------
                Insurance--6.4%
    24,600      20th Century Industries*...       488,925
    17,900      Alexander & Alexander             340,100
                  Services, Inc............
     8,800      Berkley (W. R.) Corp.......       473,000
    20,500      Equitable of Iowa Cos......       658,563
    14,900      Hartford Steam Boiler
                  Inspection &
                  Insurance Co.............       745,000
    21,400      HCC Insurance Holdings,           791,800
                  Inc.*....................
    20,200      Horace Mann Educators             631,250
                  Corp.....................
     6,700      NAC Re Corp................       241,200
    18,400      Poe & Associate, Inc.......       457,700
    42,900      Western National Corp......       691,762
    62,200      Willis Corroon Group PLC.         723,075
                  (ADR)....................
                                             ------------
                                                6,242,375
                                             ------------
                Leisure Related--0.9%
    36,500      Anthony Industries, Inc....       839,500
                                             ------------
                Manufacturing--1.5%
    15,700      Pentair, Inc..............  $   781,075
    22,600      Trinova Corp..............      646,925
                                            -----------
                                              1,428,000
                                            -----------
                Miscellaneous--0.2%
    24,600      Big B, Inc................      246,000
                                            -----------
                Oil & Gas--1.2%
    21,400      Devon Energy Corp.........      545,700
    20,000      Helmerich & Payne, Inc....      595,000
                                            -----------
                                              1,140,700
                                            -----------
                Oil-Supplies & Construction--1.9%
     7,400      BJ Services Co.*..........      214,600
     5,400      Input/Output, Inc.*.......      311,850
    49,400      Lone Star Technologies,         543,400
                  Inc.*...................
    25,500      Tidewater, Inc............      803,250
                                            -----------
                                              1,873,100
                                            -----------
                Office Equipment & Services--1.8%
     8,300      Data Research Associates,       155,625
                  Inc.*...................
    38,500      Hunt Manufacturing Co.....      668,938
     3,000      Wallace Computer Services,      163,875
                  Inc.....................
    46,200      Zero Corp.................      820,050
                                            -----------
                                              1,808,488
                                            -----------
                Paper--0.4%
    21,000      Caraustar Industries,           420,000
                  Inc.....................
                                            -----------
                Printing & Publishing--3.8%
    28,600      ADVO System, Inc..........      743,600
    32,550      American Business               927,675
                  Products, Inc...........
    31,900      Banta Corp................    1,403,600
    28,400      Lee Enterprises, Inc......      653,200
                                            -----------
                                              3,728,075
                                            -----------

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

               THE TARGET PORTFOLIO TRUST
               Small Capitalization Value Portfolio (cont'd)
               Portfolio of Investments December 31, 1995

                                               VALUE
 SHARES                DESCRIPTION           (NOTE 1)
                Professional Services--2.3%
    30,700      CDI Corp.*.................  $    552,600
    16,200      Interim Services, Inc.*....       562,950
    18,800      Jacobs Engineering Group,         470,000
                  Inc.*....................
    20,000      Rollins, Inc...............       442,500
     8,000      US Facilities Corp.........       171,000
                                             ------------
                                                2,199,050
                                             ------------
                Publishing--0.8%
    17,900      Houghton Mifflin Co........       769,700
                                             ------------
                Real Estate--3.9%
    12,700      Allied Capital Commercial         250,825
                  Corp.....................
    18,000      Avalon Properties, Inc.....       387,000
    16,600      Crescent Real Estate              566,475
                  Equities.................
     8,792      HGI Realty, Inc............       201,117
    24,000      Irvine Apartment                  462,000
                  Communities, Inc.........
    20,700      Liberty Property...........       429,525
     7,500      Prime Retail, Inc..........        89,063
    30,000      RFS Hotel Investors,              461,250
                  Inc......................
    39,783      Security Capital Industrial       696,202
                  Trust....................
     9,000      Sun Communities, Inc.......       237,375
                                             ------------
                                                3,780,832
                                             ------------
                Recreation--0.6%
    21,000      Polaris Industries, Inc....       616,875
                                             ------------
                Retailing--2.8%
    53,300      Carson Pirie Scott &            1,059,337
                  Co.*.....................
    22,100      Heilig Meyers Co...........       406,088
    21,900      Meyer (Fred), Inc.*........       492,750
    27,800      Revco DS, Inc..............       785,350
                                             ------------
                                                2,743,525
                                             ------------
                Retail-Food & Drugs--1.5%
    25,000      Hannaford Bros. Co.........       615,625
    21,500      Luby's Cafeterias, Inc.....       478,375
    29,200      Ruddick Corp...............       335,800
                                             ------------
                                                1,429,800
                                             ------------
                Retail Trade--0.4%
    19,950      Arbor Drugs, Inc..........  $   418,950
                                            -----------
                Steel--1.5%
    40,300      J & L Specialty Steel,          755,625
                  Inc.....................
    26,400      Lukens, Inc...............      759,000
                                            -----------
                                              1,514,625
                                            -----------
                Telecommunication--0.4%
    29,800      Metromedia International        417,200
                  Group, Inc.*............
                                            -----------
                Telephone--0.5%
                Cellular Communications
    19,400        Puerto Rico, Inc.*......      538,350
                                            -----------
                Trucking & Freight Forwarding--1.9%
    22,300      Landstar Systems, Inc.*...      596,525
    29,400      Pittston Services Group...      922,425
    14,400      TNT Freightways Corp......      289,800
                                            -----------
                                              1,808,750
                                            -----------
                Trucking & Shipping--1.0%
    30,200      American Freightways            313,325
                  Corp.*..................
    32,800      Werner Enterprises,             664,200
                  Inc.....................
                                            -----------
                                                977,525
                                            -----------
                Utilities--0.4%
    12,800      Wicor, Inc................      412,800
                                            -----------
                Wine--0.2%
     6,900      Canandaigua Wine Co.,           225,113
                  Inc.*...................
                                            -----------
                Total common stocks          95,316,527
                  (cost $85,600,901)......
                                            -----------
                Preferred Stocks--0.1%
     8,000      Prime Retail, Inc.
                (cost $139,000)...........      142,000
                                            -----------
                Total long-term              95,458,527
                  investments
                  (cost $85,739,901)......
                                            -----------

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

 PRINCIPAL
 AMOUNT/SHARES                                  VALUE
  (000)                 DESCRIPTION            (NOTE 1)
                SHORT-TERM INVESTMENTS--2.3%
                Other--1.1%
$    1,022      Seven Seas Money Market
                  Fund
                (cost $1,022,014)..........  $  1,022,014
                                             ------------
                U. S. Government Securities--1.2%
     1,045      Federal National Mortgage
                  Association
                  5.45%, 1/3/96............     1,044,684
                United States Treasury
                  bills
        95      4.50%, 1/11/96.............        94,881
        75      4.65%, 1/11/96.............        74,903
                                             ------------
                Total U.S. Government
                  Securities
                  (cost $1,214,468)........     1,214,468
                                             ------------
                Total short-term
                  investments
                  (cost $2,236,482)........     2,236,482
                                             ------------
                Total Investments--100.1%
                  (cost $87,976,383; Note
                  4).......................    97,695,009
                Liabilities in excess of
                  other
                  assets--(0.1%)...........      (100,530)
                                             ------------
                Net Assets--100%...........  $ 97,594,479
                                             ------------
                                             ------------

---------------
ADR--American Depository Receipts.
* Non-income producing securities.
-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46
               THE TARGET PORTFOLIO TRUST
               International Equity Portfolio
               Portfolio of Investments December 31, 1995

                                                US$
                                               VALUE
  SHARES               DESCRIPTION           (NOTE 1)
                LONG-TERM INVESTMENTS--97.0%
                Common Stocks--95.7%
                Australia--3.9%
   205,300      News Corp. Ltd. (ADR)  ....  $  3,952,025
                  (Publishing)
   795,900      Westpac Bank Corp.  .......     3,525,765
                  (Banking)                  ------------
                                                7,477,790
                                             ------------
                Denmark--1.1%
    40,200      Unidanmark A.S.  ..........     1,990,995
                  (Banking)                  ------------
                Finland--1.6%
   117,200      Kymmene Corp.  ............     3,098,818
                  (Forest Products)          ------------
                France--12.2%
    12,125      Accor  ....................     1,569,788
                  (Consumer Services)
    68,300      Alcatel Alsthom Compagnie
                Generale d' Electricite....     5,888,556
                (Energy)
    69,560      BQE National Paris  .......     3,137,800
                  (Banking)
    29,600      Cie De St Gobain  .........     3,227,772
                  (Manufacturing)
    35,500      Eaux Cie Generale  ........     3,544,201
                  (Utilities)
    37,850      Roussel Uclaf (ADR)  ......     3,207,627
                  (Consumer Goods)
    42,332      Total Francaise Petroleum,      2,856,999
                  Ltd.  ...................  ------------
                  (Oil & Gas-Domestic)
                                               23,432,743
                                             ------------
                Germany--8.3%
    15,600      Hoechst A.G.  .............     4,230,324
                  (Steel)
    11,200      Mannesmann A.G. (ADR)  ....     3,573,759
                  (Industrials)
     7,300      Siemens Aktiengesellschaft  $ 3,994,772
                   .......................
                  (Industrials)
    97,600      VEBA A.G.  ...............    4,143,492
                  (Utilities)               -----------
                                             15,942,347
                                            -----------
                Hong Kong--2.1%
   212,999      HSBC Holdings PLC  .......    3,222,875
                  (Banking)
   587,000      Peregrine Investments  ...      759,134
                  (Financial Services)      -----------
                                              3,982,009
                                            -----------
                Japan--26.2%
       480      DDI Corp.  ...............    3,719,128
                  (Consumer Goods)
   256,000      Hitachi, Ltd.  ...........    2,578,596
                  (Capital Goods)
   232,000      Matsushita Electric           3,774,915
                  Industrial Co., Ltd. .
                  (Electrical Equipment)
   682,000      Mazda Motor Corp.*  ......    2,899,738
                  (Automobiles)
   542,000      Mitsubishi Heavy Inds.        4,320,252
                   .......................
                  (Electrical Equipment)
    34,000      Nintendo Co., Ltd.  ......    2,584,988
                  (Software)
   133,000      Omron Corp.  .............    3,065,763
                  (Manufacturing)
    77,000      Orix Corp.  ..............    3,169,491
                  (Leasing)
    38,400      Promise Co., Ltd.  .......    1,848,407
                  (Financial Services)
    89,000      Ricoh Corp., Ltd.  .......      974,044
                  (Office Equipment &
                  Supplies)
    75,000      Rohm Co., Ltd.  ..........    4,234,867
                  (Technology)
   259,000      Sekisui Chemical Corp.        3,812,881
                   .......................
                  (Chemicals)
    71,000      Sony Corp.  ..............    4,256,562
                  (Consumer Durable Goods)
   305,000      Sumitomo Trust & Banking      4,312,833
                   .......................
                  (Banking)

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

                                                US$
                                               VALUE
  SHARES               DESCRIPTION           (NOTE 1)
                Japan--(cont'd)
   221,000      Toyota Motor Corp.  .......  $  4,687,554
                  (Automobiles)              ------------
                                               50,240,019
                                             ------------
                Korea
         1      Samsung Electronics, GDR               59
                   ........................  ------------
                  (Technology)
                Netherlands--7.6%
    25,000      Heineken N.V.  ............     4,435,408
                  (Food & Beverage)
    65,105      Internationale-Nederlanden      4,349,259
                  Group N.V.
                  (Financial Services)
    61,600      Nedlloyd Groep N.V.  ......     1,397,295
                  (Transportation)
    30,700      Royal Dutch Petroleum Co.       4,332,538
                   ........................  ------------
                  (Energy)
                                               14,514,500
                                             ------------
                New Zealand--1.8%
   797,200      Fletcher Challenge, Ltd.        1,839,773
                   ........................
                  (Forest & Paper)
   693,400      Lion Nathan Ltd.  .........     1,654,622
                  (Consumer Goods)           ------------
                                                3,494,395
                                             ------------
                Norway--1.1%
   172,400      Aker A.S. Class B  ........     2,095,767
                  (Industrials)              ------------
                Spain--2.6%
    42,100      Banco Santander Sa  .......     2,113,677
                  (Banking)
    50,600      Empresa Nac Electricid  ...     2,865,804
                  (Energy)                   ------------
                                                4,979,481
                                             ------------
                Sweden--3.9%
    90,800      Astra B Free  .............     3,596,608
                  (Health & Personal Care)
    41,600      Electrolux AB  ...........  $ 1,707,306
                  (Consumer Durable Goods)
   109,500      Volvo AB  ................    2,242,873
                  (Automobiles)             -----------
                                              7,546,787
                                            -----------
                Switzerland--8.0%
     1,040      Baloise Hldgs.  ..........    2,163,849
                  (Financial Services)
     5,460      Ciba-Geigy Ltd.  .........    4,804,421
                  (Pharmaceuticals)
     3,710      Nestle S.A.  .............    4,103,997
                  (Consumer Goods)
     2,087      Societe Generale
                  Surveillance
                Holding S.A...............    4,143,242
                (Business & Public
                  Services)
                                            -----------
                                             15,215,509
                                            -----------
                United Kingdom--15.3%
   236,800      Allied-Lyons PLC  ........    1,927,057
                  (Food & Beverage)
   335,057      British Aerospace PLC  ...    4,141,055
                  (Aerospace/Defense)
    23,155      British Aerospace PLC           112,557
                  (Warrants)* ............
                  (Aerospace/Defense)
   489,396      Cadbury Schweppes, PLC        4,039,664
                   .......................
                  (Food & Beverage)
   272,600      Lloyds Abbey Life PLC*        1,905,109
                   .......................
                  (Insurance)
   202,500      Midlands Electricity PLC      2,390,123
                   .......................
                  (Utilities)
   668,200      Mirror Group PLC  ........    1,826,420
                  (Publishing)
   163,822      National Grid Group PLC         506,299
                   .......................
                  (Utilities)
   175,500      National Power PLC (Ord.)     1,225,148
                   .......................
                  (Utilities)
   236,000      National Power PLCD ......      564,435
                  (Utilities)
   527,550      Rank Organization PLC  ...    3,817,958
                  (Technology)
 1,905,500      Sears PLC  ...............    3,077,683
                  (Retail)

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

               THE TARGET PORTFOLIO TRUST
               International Equity Portfolio (cont'd)
               Portfolio of Investments December 31, 1995

                                                US$
                                               VALUE
  SHARES               DESCRIPTION           (NOTE 1)
                United Kingdom--(cont'd)
   160,000      Thorn EMI PLC  ............  $  3,768,287
                  (Entertainment)            ------------
                                               29,301,795
                                             ------------
                Total common stocks
                (cost $162,537,084)........   183,313,014
                                             ------------
                Preferred Stocks--1.3%
                Italy--1.3%
 1,374,400      Fiat Spa
                (Automobiles)
                (cost $3,729,704)..........     2,509,727
                                             ------------
                Total long-term investments
                (cost $166,266,788)........   185,822,741
                                             ------------
 PRINCIPAL                                       US$
  AMOUNT                                        VALUE
  (000)                 DESCRIPTION            (NOTE 1)
                SHORT-TERM INVESTMENTS--3.3%
                U. S. Government Securities--3.3%
                Federal Home Loan Mortgage
                  Discount Notes
$    5,135      5.60%, 1/2/96..............  $  5,134,201
                Federal National Mortgage
                  Association, Discount
                  Notes
     1,145      Zero Coupon, 1/16/96.......     1,142,400
                                             ------------
                Total U. S. Government
                  Securities
                (cost $6,276,601)..........     6,276,601
                                             ------------
                Total Investments--100.3%
                (cost $172,543,389; Note      192,099,342
                  4).......................
                Liabilities in excess of
                  other
                assets--(0.3%).............      (501,776)
                                             ------------
                Net Assets--100%...........  $191,597,566
                                             ------------
                                             ------------

------------------
ADR--American Depository Receipt.
GDR--Global Depository Receipt.

*      Non-income producing securities.
D      Partially Paid Security
-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

               International Bond Portfolio
               Portfolio of Investments December 31, 1995

 PRINCIPAL                                      US$
  AMOUNT                                       VALUE
  (000)                 DESCRIPTION           (NOTE 1)
                LONG-TERM INVESTMENTS--77.8%
                Australia--1.1%
                Australian Gov't. Bonds,
A$     490      9.00%, 9/15/04.............  $  383,747
                                             ----------
                Austria--1.1%
                Austrian Gov't. Bonds,
 ATS 3,660      7.00%, 2/14/00.............     387,299
                                             ----------
                Belgium--1.5%
                Belgium Gov't. Bonds,
 BF 14,700      8.00%, 12/24/12............     523,616
                                             ----------
                Canada--3.6%
                Canadian Gov't. Bonds,
C$      21      6.50%, 6/1/04..............      14,899
                Province of Ontario,
                  Provincial Bond,
     1,500      9.00%, 9/15/04.............   1,221,487
                                             ----------
                                              1,236,386
                                             ----------
                Denmark--3.5%
                Danish Gov't. Bonds,
DKr  6,737      7.00%, 12/15/04............   1,208,474
                                             ----------
                France--12.6%
                Credit Foncier de France,
                  Corporate Bond,
     3,750      8.625%, 2/20/02............     823,208
                French Gov't. Bonds,
FF   8,640#     7.25%, 8/12/97.............   1,822,393
     3,970      7.00%, 11/12/99............     847,587
     2,650      8.50%, 11/25/02............     605,923
     8,590      Zero Coupon, 10/25/19......     287,678
                                             ----------
                                              4,386,789
                                             ----------
                Germany--13.4%
                Deutsche Bundespost,
 DM  2,000#     7.50%, 12/2/02.............   1,520,390
                German Gov't. Bonds,
       150      6.50%, 7/15/03.............     108,916
     1,420      6.25%, 1/4/24..............     922,084
                German Unity Bonds,
       830      8.00%, 1/21/02.............     652,081
 PRINCIPAL                                      US$
  AMOUNT                                       VALUE
  (000)                 DESCRIPTION           (NOTE 1)
                Treuhandanstalt,
   DM1,900#     7.125%, 1/29/03............  $1,430,596
                                             ----------
                                              4,634,067
                                             ----------
                Italy--8.3%
                Italian Gov't. Bonds,
L 2,990,000#    10.50%, 4/15/98............   1,896,844
 1,560,000      10.50%, 4/1/05.............     976,298
                                             ----------
                                              2,873,142
                                             ----------
                Japan--13.7%
                Japanese Gov't. Bonds,
Y   86,000      6.50%, 3/20/01.............   1,011,510
   245,700#     4.60%, 3/20/03.............   2,650,467
   107,700      3.70%, 3/22/04.............   1,096,610
                                             ----------
                                              4,758,587
                                             ----------
                New Zealand--1.4%
                New Zealand Gov't. Bonds,
NZ$    700      10.00%, 7/15/97............     470,587
                                             ----------
                Spain--12.0%
                Spanish Gov't. Bonds,
Pts 454,710#    10.25%, 11/30/98...........   3,835,233
    36,200      12.25%, 3/25/00............     326,251
                                             ----------
                                              4,161,484
                                             ----------
                United Kingdom--5.6%
                European Investment Bank
                  Bonds,
 BP    200      8.00%, 6/10/03.............     320,011
                United Kingdom Treasury
                  Bonds,
       120      8.00%, 12/7/00.............     195,508
       200      9.75%, 8/27/02.............     352,927
       600      7.75%, 9/8/06..............     950,167
        80      8.75%, 8/25/17.............     137,366
                                             ----------
                                              1,955,979
                                             ----------
                Total long-term investments
                (cost US$26,196,445).......  26,980,157
                                             ----------

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46
               THE TARGET PORTFOLIO TRUST
               International Bond Portfolio (cont'd)
               Portfolio of Investments
               December 31, 1995

 PRINCIPAL                                      US$
  AMOUNT                                       VALUE
  (000)                 DESCRIPTION           (NOTE 1)
                SHORT-TERM INVESTMENTS--19.2%
                U.S. Government Securities--17.7%
                United States Treasury
                  bills,*
US$  1,500#     5.49%, 1/25/96.............  $1,493,824
     1,500#     5.59%, 2/29/96.............   1,487,870
     1,600#     5.37%, 3/28/96.............   1,580,247
     1,600#     5.44%, 4/25/96.............   1,574,338
                                             ----------
                Total U.S. Government
                  Securities
                  (cost US$6,134,387)......   6,136,279
                                             ----------
                Repurchase Agreement--1.5%
       510      State Street Bank & Trust
                  Company, 2.25%, dated
                  12/29/95, due 1/2/96 in
                  the amount of $510,128
                  (cost US$510,000; value
                  of collateral including
                  accrued
                  interest-US$523,628).....     510,000
                                             ----------
                Total short-term
                  investments
                  (cost US$6,644,387)......   6,646,279
                                             ----------
                Total Investments--97.0%
                (cost US$32,840,832; Note    33,626,436
                  4).......................
                Other assets in excess of
                  liabilities--3.0%........   1,033,504
                                             ----------
                Net Assets--100%...........  $34,659,940
                                             ----------
                                             ----------

------------------
# Principal amount segregated as collateral for forward currency contracts.
  Aggregate value of segregated securities--$19,292,202.
* Percentages quoted represent yield-to-maturity as of purchase date.

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

               Total Return Bond Portfolio
               Portfolio of Investments December 31, 1995

  MOODY'S    PRINCIPAL
   RATING     AMOUNT                                VALUE
(UNAUDITED)    (000)          DESCRIPTION         (NOTE 1)
                         LONG-TERM
                           INVESTMENTS@--95.2%
                         Corporate Bonds--21.5%
                         Agriculture & Equipment--0.7%
                         Varity Corp.,
Baa3          $   300    11.375%, 11/15/98.....  $   312,954
                                                 -----------
                         Airlines--6.9%
                         American Airlines,
                           Inc.,
A3              1,000    9.78%, 11/26/11.......    1,197,965
                         AMR Corp.,
Baa3              100    10.00%, 2/1/01........      114,880
                         Delta Airlines, Inc.,
Baa2              288    9.32%, 1/2/09.........      336,436
Baa2              691    9.875%, 4/30/08.......      800,761
                         United Airlines, Inc.,
Baa3              450    10.67%, 5/1/04........      542,826
Baa3              100    11.21%, 5/1/14........      132,365
                                                 -----------
                                                   3,125,233
                                                 -----------
                         Automobiles & Trucks--0.8%
                         Chrysler Financial
                           Corp.,
A3                250    10.34%, 5/15/08.......      253,878
                         Ford Motor Credit Co.,
A1                100    6.25%, 2/26/98........      101,491
                                                 -----------
                                                     355,369
                                                 -----------
                         Banking--1.2%
                         Kansallis Osake
                           Pankki,
                           (Finland)
A3                500DD  8.65%, 12/29/49.......      534,297
                                                 -----------
                         Financial Services--2.1%
                         G.I. Holdings, Inc.,
                         Zero Coupon,
Ba3               885      10/1/98.............      682,556
                         PaineWebber Group,
                           Inc.,
Baa1              250    6.25%, 6/15/98........      250,795
                                                 -----------
                                                     933,351
                                                 -----------
  MOODY'S    PRINCIPAL
   RATING     AMOUNT                                VALUE
(UNAUDITED)    (000)          DESCRIPTION         (NOTE 1)
                         Miscellaneous--1.7%
                         CTC Mansfield Funding
                           Corp.,
Ba3           $   300    11.125%, 9/30/16......  $   319,380
                         PDV America, Inc.,
Baa3              450    7.25%, 8/1/98.........      436,558
                                                 -----------
                                                     755,938
                                                 -----------
                         Petroleum Services--2.3%
                         Occidental Petroleum
                           Corp.,
Baa3            1,000    11.75%, 3/15/11.......    1,058,850
                                                 -----------
                         Publishing--2.2%
                         Time Warner, Inc.,
Ba1                87DD  6.835%, 8/15/00.......       87,493
Ba1               600    7.45%, 2/1/98.........      616,710
Ba1               262    8.11%, 8/15/06........      278,962
                                                 -----------
                                                     983,165
                                                 -----------
                         Tobacco--2.2%
                         RJR Nabisco, Inc.
Baa3            1,000    8.00%, 7/15/01........    1,019,120
                                                 -----------
                         Utilities--1.4%
                         Cleveland Electric
                           Illuminating Co.,
Ba2               600    9.45%, 12/1/97........      622,056
                                                 -----------
                         Total corporate bonds
                           (cost $9,444,973)...    9,700,333
                                                 -----------
                         U.S. Gov't Agency Mortgage Backed
                           Securities--48.6%
                         Federal Home Loan
                           Mortgage Corp.,
                2,500    6.50%, 1/16/26........    2,472,650
                1,369    6.50%, 9/15/18, I/O...      163,627
                         6.50%, 12/15/21,
                2,101      I/O.................      305,467
                1,838DD  6.891%, 1/1/24........    1,887,498
                   35    9.25%, 1/1/10.........       37,206

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

               THE TARGET PORTFOLIO TRUST
               Total Return Bond Portfolio (cont'd)
               Portfolio of Investments December 31, 1995

  MOODY'S    PRINCIPAL
   RATING     AMOUNT                                VALUE
(UNAUDITED)    (000)          DESCRIPTION         (NOTE 1)
                         U.S. Gov't Agency Mortgage Backed
                           Securities--(cont'd)
                         Federal National Mortgage Assn.,
              $ 1,000DD  6.36%, 1/24/26........  $ 1,011,250
                2,285DD  6.383%, 11/1/27.......    2,313,642
                         Federal National Mortgage Corp.,
                2,203DD  6.383%, 12/1/30.......    2,239,898
                2,848DD  7.558%, 1/1/20........    2,913,622
                   25    8.50%, 4/1/99.........       25,801
                         Government National
                           Mortgage Assn.,
                  563    5.00%, 8/20/25........      558,988
                1,448    5.00%, 9/20/25........    1,431,295
                1,522#/DD 5.50%, 7/20/25........   1,521,983
                  216DD  6.50%, 1/20/24........      219,717
                1,666DD  7.00%, 1/20/24........    1,707,346
                  465DD  7.25%, 9/20/24........      474,340
                  605DD  7.375%, 6/20/21.......      616,387
                  798DD  7.375%, 6/20/23.......      810,224
                         Resolution Trust
                           Corp.,
Aa2               591DD  7.075%, 6/25/23.......      594,265
AAA*               50    7.75%, 4/25/28........       50,453
AAA*              200    8.35%, 6/25/29........      201,516
Aa2               128    8.625%, 7/25/30.......      131,228
Baa2              211    9.25%, 6/25/23........      219,916
                                                 -----------
                         Total U.S. gov't
                           agency
                           mortgage backed
                           securities
                         (cost $21,787,635)....   21,908,319
                                                 -----------
                         Foreign Securities--15.6%
                         German Government
                           Bonds,
                         6.25%, 1/4/24
Aaa        DM 9,500        (Germany)...........    6,144,413
                         Petroleas Mexicano
                         6.8125%, 3/8/99
Ba2        US$1,000        (Mexico)............      890,000
                                                 -----------
                         Total foreign
                           securities
                         (cost US$6,869,722)...    7,034,413
                                                 -----------
  MOODY'S    PRINCIPAL
   RATING     AMOUNT                                VALUE
(UNAUDITED)    (000)          DESCRIPTION         (NOTE 1)
                         Collateralized Mortgage
                           Obligations--9.5%
                         American Housing Trust
                           1,
                           Senior Mortgage Pass
                           Through Certificate
                           Series 1-5 Class A,
Aaa           $    29    8.625%, 8/25/18.......  $    29,853
                         Champion Home Loan
                           Equity,
                           Series 1995, Class
                           A2-3,
Aaa             1,971DD  6.624%, 2/25/28.......    2,010,468
                         Countrywide
                           Collateralized
                           Mortgage Obligation,
Aa1               765DD  7.662%, 11/25/24......      784,262
                         Main Place Funding,
                           Mortgage Obligation
                           Series 95-1,
Aaa             1,000DD  6.107%, 10/25/00......    1,000,000
                         PaineWebber Mortgage
                           Acceptance Corp.,
Aaa               329    7.00%, 10/25/23.......      327,886
                         Salomon Capital Access
                           Corp.,
Aaa                27    8.40%, 3/1/16.........       26,976
                         Sears Mortgage
                           Securities Corp.,
Aa2               113DD  8.702%, 5/25/32.......      114,539
                                                 -----------
                         Total collateralized
                           mortgage
                           obligations
                           (cost $4,294,831)...    4,293,984
                                                 -----------
                         Total long-term
                           investments
                         (cost $42,397,161)....   42,937,049
                                                 -----------
                         SHORT-TERM
                           INVESTMENTS--14.1%
                         Corporate Notes--3.5%
                         AMR Corp.,
Baa3              100    9.72%, 1/9/96.........      100,054
                         Banco Nacional,
Ba2               300DD  11.25%, 11/30/95......      299,700

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

  MOODY'S    PRINCIPAL
   RATING     AMOUNT                                VALUE
(UNAUDITED)    (000)          DESCRIPTION         (NOTE 1)
                         Corporate Notes--(cont'd)
                         Delta Airlines, Inc.,
Ba1           $   500    8.25%, 5/15/96........  $   503,255
                         Salomon, Inc.,
Baa1              200    4.95%, 1/12/96........      193,313
Baa1              500    4.97%, 2/15/96........      499,185
                                                 -----------
                         Total corporate notes
                         (cost $1,600,364).....    1,595,507
                                                 -----------
                         Commercial Paper--6.0%
                         Abbott Laboratories,
P1                800    5.62%, 1/9/96.........      799,001
P1                500    5.65%, 1/22/96........      498,352
                         Bellsouth
                           Telecommunications,
                           Inc.,
P1              1,400    5.75%, 1/12/96........    1,397,540
                                                 -----------
                         Total commercial paper
                         (cost $2,694,893).....    2,694,893
                                                 -----------
                         U. S. Treasury Obligations--0.5%
                         United States Treasury
                           bills,
                         5.305%, 2/22/96
                  210D     (cost $208,391).....      209,969
                                                 -----------
  MOODY'S    PRINCIPAL
   RATING     AMOUNT                                VALUE
(UNAUDITED)    (000)          DESCRIPTION         (NOTE 1)
                         Private Placement--2.2%
                         Banco Latinoamericano
                           De Export,
Baa2          $ 1,000DD  6.6406%, 5/23/96,
                           (cost $999,746).....  $   999,373
                                                 -----------
                         Repurchase Agreement--1.9%
                         State Street Bank &
                           Trust Company,
                  882    2.25%, dated 12/29/95,
                           due 1/2/96 in the
                           amount of $882,221
                           (cost $882,000;
                           value of collateral
                           including accrued
                           in-
                           terest-$908,997)....      882,000
                                                 -----------
                         Total short-term
                           investments
                         (cost $6,385,394).....    6,381,742
                                                 -----------
                         Total Investments--109.3%
                         (cost $48,782,555;
                           Note 4).............   49,318,791
                         Liabilities in excess
                           of other
                           assets--(9.3%)......   (4,201,061)
                                                 -----------
                         Net Assets--100%......  $45,117,730
                                                 -----------
                                                 -----------

---------------
          * Standard & Poor's Rating.
          D Pledged as initial margin on financial futures
            contracts.
         DD Rate shown reflects current rate on variable rate
            instrument.
          # Entire principal amount pledged as collateral for
            reverse repurchase agreements.
          @ Principal amount of securities rated A or better segregated as collateral for forward currency contracts.

NR--Not Rated.
I/O--Interest Only Security.
The Fund's current Statement of Additional Information contains a description of
Moody's ratings.

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

               THE TARGET PORTFOLIO TRUST
               Intermediate-Term Bond Portfolio
               Portfolio of Investments
               December 31, 1995

  MOODY'S    PRINCIPAL
   RATING     AMOUNT                                VALUE
(UNAUDITED)    (000)          DESCRIPTION         (NOTE 1)
                         LONG-TERM
                           INVESTMENTS@--83.8%
                         Corporate Bonds--20.8%
                         Agricultural Equipment--0.7%
                         Varity Corp.,
Baa3          $   500    11.375%, 11/15/98.....  $   521,590
                                                 -----------
                         Airlines--3.7%
                         AMR Corp.,
Baa3              100    10.375%, 3/15/21......      128,853
                         Delta AirLines, Inc.,
Baa2              479    9.32%, 1/2/09.........      560,727
Ba1               250    9.875%, 1/1/98........      266,670
Baa2            1,086    9.875%, 4/30/08.......    1,258,652
                         United Airlines, Inc.,
                         Debenture Series B
Baa3              500    11.21%, 5/1/14........      661,825
                                                 -----------
                                                   2,876,727
                                                 -----------
                         Financial Services--4.8%
                         Banponce Financial
                           Corp.,
Baa1            1,000    7.73%, 8/15/97........    1,031,330
                         Chrysler Financial
                           Corp.,
A3                900    10.34%, 5/15/08.......      913,959
                         Ford Motor Credit Co.,
A1                500    6.25%, 2/26/98........      507,455
                         General Motors Acceptance Corp.,
A3              1,000    6.875%, 6/10/97.......    1,018,010
A3                250    8.125%, 1/13/97.......      256,410
                                                 -----------
                                                   3,727,164
                                                 -----------
                         Miscellaneous--1.3%
                         PDV America, Inc.,
Baa3            1,050    7.25%, 8/1/98.........    1,018,637
                                                 -----------
                         Petroleum Services--1.4%
                         Occidental Petroleum
                           Corp.,
Baa3            1,000    11.75%, 3/15/11.......    1,058,850
                                                 -----------
  MOODY'S    PRINCIPAL
   RATING     AMOUNT                                VALUE
(UNAUDITED)    (000)          DESCRIPTION         (NOTE 1)
                         Publishing--3.0%
                         Time Warner Inc.,
Ba1           $   300DD  6.835%, 8/15/00.......  $   301,701
Ba1             1,000    7.45%, 2/1/98.........    1,027,850
Ba1               900    8.11%, 8/15/06........      958,266
                                                 -----------
                                                   2,287,817
                                                 -----------
                         Tobacco--2.5%
                         RJR Nabisco, Inc.
Baa3            1,250    8.00%, 7/15/01........    1,288,197
Baa3              600    8.625%, 12/1/02.......      623,154
                                                 -----------
                                                   1,911,351
                                                 -----------
                         Utilities--3.4%
                         Cleveland Electric
                           Illuminating Co.,
Ba2             1,500    9.45%, 12/1/97........    1,555,140
                         CTC Mansfield Funding Corp.,
Ba3             1,000    11.125%, 9/30/16......    1,064,600
                                                 -----------
                                                   2,619,740
                                                 -----------
                         Total corporate bonds
                           (cost
                           $15,700,981)........   16,021,876
                                                 -----------
                         Collateralized Mortgage
                           Obligations--10.7%
                         Champion Home Loan
                           Equity,
                         Series 1995, Class A2
Aaa             2,957DD  6.624%, 2/25/28.......    3,015,702
                         Chase Mortgage Finance Corp.,
Aaa               336    7.50%, 11/25/23.......      335,933
                         CMO Countrywide,
Aaa               986    6.75%, 2/25/24........      972,686
Aa1               765DD  7.66171%, 11/25/24....      784,262
                         Main Place Funding,
                           Series 95,
Aaa             2,000DD  6.1075%, 10/25/00.....    2,000,000
                         PaineWebber Mortgage
                         Acceptance Corp.,
Aaa               657    7.00%, 10/25/23.......      655,772
                         Salomon Capital Access Corp.,
Aaa               137    8.40%, 3/1/16.........      137,995

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

  MOODY'S    PRINCIPAL
   RATING     AMOUNT                                VALUE
(UNAUDITED)    (000)          DESCRIPTION         (NOTE 1)
                         Collateralized Mortgage
                           Obligations--(cont'd)
                         Sears Mortgage
                           Securities Corp.,
Aa2           $   327DD  8.7082%, 5/25/32......  $   330,187
                                                 -----------
                         Total collateralized
                           mortgage obligations
                           (cost $8,281,751)...    8,232,537
                                                 -----------
                         U.S. Gov't Agency Mortgage Backed
                           Securities--35.1%
                         Federal Home Loan
                           Mortgage Corp.,
                  160    6.00%, 4/1/24.........      154,869
                2,243    6.50%, 9/15/18, I/O...      268,123
                         6.50%, 12/15/21,
                3,502      I/O.................      509,112
                2,750    6.50%, 1/16/26........    2,719,915
                  177    9.25%, 1/1/10.........      187,888
                         Federal National
                           Mortgage Assn.,
                3,428DD  6.383%, 11/1/27.......    3,471,120
                2,937DD  6.383%, 12/1/30.......    2,986,529
                2,975DD  6.955%, 8/1/25........    3,071,920
                   79    8.50%, 4/1/99.........       80,961
                   75    8.50%, 7/1/99.........       77,447
                         Government National
                           Mortgage Assn.,
                3,290DD  5.50%, 8/20/25........    3,308,407
                  216DD  6.50%, 1/20/24........      219,717
                2,550DD  7.00%, 5/20/23........    2,612,814
                1,666DD  7.00%, 1/20/24........    1,707,346
                1,059DD  7.375%, 6/20/21.......    1,078,676
                1,596DD  7.375%, 6/20/23.......    1,620,448
                         Resolution Trust
                           Corp.,
Aa2               934DD  7.075%, 6/25/23.......      938,939
AAA*            1,000    8.35%, 6/25/29........    1,007,580
Aa2               642    8.625%, 7/25/30.......      656,138
Baa2              423    9.25%, 6/25/23........      439,832
                                                 -----------
                         Total U.S. Gov't
                           agency mortgage
                           backed securities
                           (cost
                           $27,011,805)........   27,117,781
                                                 -----------
  MOODY'S    PRINCIPAL
   RATING     AMOUNT                                VALUE
(UNAUDITED)    (000)          DESCRIPTION         (NOTE 1)
                         Private Placement--3.2%
                         Cemex S.A.,
Ba3           $ 2,560    8.875%, 6/10/98
                         (cost $2,539,976).....  $ 2,457,600
                                                 -----------
                         Foreign Securities--14.0%
                         German Government
                           Bonds,
                         6.25%, 1/4/24
Aaa          DM16,700      (Germany)
                         (cost
                           US$10,554,919)......   10,801,232
                                                 -----------
                         Total long-term
                           investments
                           (cost
                           $64,089,432)........   64,631,026
                                                 -----------
                         SHORT-TERM
                           INVESTMENTS--17.9%
                         Corporate Notes--3.9%
                         AMR Corp.,
Baa3          $   500    9.72%, 1/9/96.........      500,265
                         Delta Airlines, Inc.,
Ba1             1,000    8.25%, 5/15/96........    1,006,510
                         Salomon, Inc.,
Baa1            1,500    4.97%, 2/15/96........    1,497,555
                                                 -----------
                                                   3,004,330
                                                 -----------
                         Total corporate notes
                           (cost $3,000,174)...    3,004,330
                                                 -----------
                         Commercial Paper--10.3%
                         Abbott Laboratories,
P1                300    5.60%, 1/23/96........      298,974
                         Du Pont (E. I.) de Nemours & Co.
P1              1,800    5.74%, 1/19/96........    1,794,340
                         General Electric Capital Corp.,
P1              1,400    5.69%, 1/24/96........    1,394,579
                         Hewlett Packard
                           Company,
P1                500    5.44%, 3/14/96........      493,916
P1                300    5.72%, 1/4/96.........      299,852

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46
               THE TARGET PORTFOLIO TRUST
               Intermediate-Term Bond Portfolio (cont'd)
               Portfolio of Investments December 31, 1995

  MOODY'S    PRINCIPAL
   RATING     AMOUNT                                VALUE
(UNAUDITED)    (000)          DESCRIPTION         (NOTE 1)
                         Commercial Paper--(cont'd)
                         General Electric Capital Corp.,
P1            $ 1,600    5.70%, 1/19/96........  $ 1,595,231
                         Warner Lambert Co.,
P1                600    5.54%, 4/9/96.........      590,232
                         Wisconsin Electric
                           Power Company,
P1              1,500    5.70%, 1/17/96........    1,496,021
                                                 -----------
                         Total commercial paper
                           (cost $7,965,559)...    7,963,145
                                                 -----------
                         U.S. Treasury Obligations--0.3%
                         United States Treasury
                           bills
                  130D   5.305%, 2/22/96.......      129,027
                   30D   5.325%, 2/29/96.......       29,775
                   20D   5.325%, 3/7/96........       19,821
                   35D   5.38%, 2/8/96.........       34,795
                                                 -----------
                         Total U.S. Treasury
                           obligations
                           (cost $213,348).....      213,418
                                                 -----------
  MOODY'S    PRINCIPAL
   RATING     AMOUNT                                VALUE
(UNAUDITED)    (000)          DESCRIPTION         (NOTE 1)
                         Private Placement--2.6%
                         Banco Latinoamericano
                           De Export,
Baa2          $ 2,000DD  6.6406%, 5/23/96
                         (cost $1,999,492).....  $ 1,998,746
                                                 -----------
                         Repurchase Agreement--0.8%
                         State Street Bank & Trust Co.,
                  661    2.25%, dated 12/29/95,
                           due 1/2/96 in the
                           amount of $661,165
                           (cost $661,000;
                           value of collateral
                           including accrued
                           interest-$683,233)..      661,000
                                                 -----------
                         Total short-term
                           investments
                         (cost $13,839,573)....   13,840,639
                                                 -----------
                         Total
                           Investments--101.7%
                         (cost $77,929,005)....   78,471,665
                         Liabilities in excess
                           of other
                           assets--(1.7%)......   (1,346,954)
                                                 -----------
                         Net Assets--100%......  $77,124,711
                                                 -----------
                                                 -----------

---------------
I/O--Interest Only Security.

          * Standard & Poor's Rating.
          D Pledged as initial margin on financial futures
            contracts.
         DD Rate shown reflects current rate on variable rate
            instrument.
          @ Principal amount of securities rated A or better segregated as collateral for forward currency contracts.

The Fund's current Statement of Additional Information contains a description of
Moody's ratings.

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

               Mortgage Backed Securities Portfolio
               Portfolio of Investments December 31, 1995

 PRINCIPAL
  AMOUNT                                       VALUE
  (000)                 DESCRIPTION           (NOTE 1)
                LONG-TERM INVESTMENTS--98.1%
                Collateralized Mortgage
                  Obligations--19.8%
                Federal Home Loan Mortgage
                  Corp.,
$      432      4.50%, 9/15/21 PAC.........  $  374,082
       806      5.60%, 5/15/21.............     698,976
       100      5.95%, 6/15/19 PAC.........      98,875
     1,008      6.00%, 10/15/20 - 8/15/21       971,700
                  PAC......................
     2,300      6.50%, 2/15/23 PAC I/O.....     637,531
       500      6.50%, 8/15/06 PAC.........     505,465
    10,266      7.50%, 6/15/22 PAC I/O.....   1,552,657
       427      8.00%, 7/15/21 PAC.........     439,040
       142      10.00% 6/15/19 PAC.........     147,794
                Federal National Mortgage
                  Assn.,
     1,796      5.00%, 8/25/10.............   1,634,569
       230      6.00%, 10/25/21............     224,538
       875      6.50%, 7/25/20 PAC.........     865,428
     4,625      7.00%, 9/25/19 PAC I/O.....     708,244
     1,797      7.00%, 3/25/18.............   1,758,264
       300      8.00% 8/25/06 PAC..........     320,718
       290      8.50%, 6/25/21.............     302,688
       508      9.00%, 1/25/21 PAC.........     552,789
                First Boston Mortgage
                  Securities,
     1,674      Zero Coupon, 4/25/17 P/O...   1,332,130
     1,674      8.99%, 4/25/17 I/O.........     435,152
       885      10.97%, 5/25/17 I/O........     247,325
                                             ----------
                Total collateralized
                  mortgage
                  obligations (cost
                  $12,795,481).............  13,807,965
                                             ----------
                U.S. Government Securities--4.4%
                United States Treasury
                  Bonds,
     2,000      12.00%, 8/15/13
                  (cost $2,950,038)........   3,081,560
                                             ----------
                U.S. Government Agency Mortgage
                  Pass-Through Obligations--73.9%
                Federal Home Loan Mortgage
                  Corp.,
     7,086      6.50%, 1/1/98 - 2/1/25.....   7,009,096
     6,666      7.00%, 2/1/99 - 10/1/25....   6,791,062
        48      7.25%, 7/1/06..............      48,887
       582      8.00%, 1/1/02 - 4/1/10.....     603,828
 PRINCIPAL
  AMOUNT                                       VALUE
  (000)                 DESCRIPTION           (NOTE 1)
                Federal Home Loan Mortgage
                  Corp.,
$      198      8.25%, 12/1/05 - 5/1/08....  $  204,878
       665      8.50%, 6/1/03 - 7/1/21.....     696,663
       207      8.75%, 12/1/08.............     217,837
     1,561      9.00%, 1/1/02 - 3/1/11.....   1,652,381
        70      10.00%, 1/1/04.............      72,901
       179      10.50%, 11/1/19............     198,007
        85      11.50%, 3/1/16.............      95,477
        64      12.75%, 11/1/13............      72,547
        29      13.25%, 5/1/13.............      33,258
        47      14.00%, 9/1/10 - 6/1/11....      55,423
                Federal National Mortgage
                  Assn.,
     1,024      7.00%, 12/1/00 - 6/1/25....   1,033,345
     2,224      7.56%, 10/1/24 ARM.........   2,267,338
        29      8.00%, 3/1/07 - 6/1/07.....      30,562
       299      8.50%, 6/1/10..............     315,420
       713      9.75%, 8/1/10 - 10/1/17....     758,033
       269      10.00%, 9/1/19.............     290,761
                Government National
                  Mortgage Assn.,
       554      6.50%, 7/15/08 -                559,076
                  11/15/10.................
     4,049      7.00%, 7/15/08 -              4,131,041
                  10/15/25.................
     4,723      7.50%, 3/15/17 -              4,865,346
                  10/15/25.................
     4,789      8.00%, 3/15/17 -              5,013,851
                  11/15/25.................
     2,061      8.50%, 3/15/05 - 6/15/24...   2,180,728
     5,625      9.00%, 4/20/01 - 7/15/17...   6,010,902
     3,439      9.50%, 9/15/02 - 1/15/21...   3,711,035
        81      10.50%, 1/15/98 -                85,240
                  1/15/04..................
     1,113      11.00%, 4/15/98 -             1,175,806
                  1/15/01..................
       310      11.50%, 6/15/98 -               327,700
                  4/15/00..................
       434      12.00%, 9/15/98 -               462,536
                  1/15/13..................
         1      13.00%, 2/15/11............       1,546
        36      13.25%, 7/15/14............      41,522
       127      13.50%, 6/15/10 -               152,173
                  11/15/12.................
       190      14.00%, 6/15/11 -               232,090
                  4/15/12..................
       101      16.00%, 12/15/11 -              118,923
                  5/15/12..................
                                             ----------
                Total U.S. Government        51,517,219
                  agency
                  mortgage pass-through
                  obligations
                  (cost $50,615,373).......
                                             ----------
                Total long-term investments  68,406,744
                  (cost $66,360,892).......
                                             ----------

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46
               THE TARGET PORTFOLIO TRUST
               Mortgage Backed Securities Portfolio (cont'd)
               Portfolio of Investments December 31, 1995

 PRINCIPAL
  AMOUNT                                       VALUE
  (000)                 DESCRIPTION           (NOTE 1)
                SHORT-TERM INVESTMENTS--1.6%
                Swiss Bank Corp, Repurchase
$    1,098      Agreement, 5.85%, dated
                  12/29/95, due 1/2/96 in
                  the amount $1,098,714
                  (cost $1,098,000; value
                  of collateral including
                  accrued interest--
                  $1,130,605)..............  $1,098,000
                                             ----------
Contracts
  (000)
----------
                OUTSTANDING CALL OPTIONS
                  PURCHASED--0.1%
                United States Treasury Bond
                  Future,
        40      expiring 2/17/96 @ $112.00
                (cost $67,280).............     111,875
                                             ----------
                Total Investments Before Outstanding
                  Call Options Written--99.8%
                (cost $67,526,172; Note      69,616,619
                  4).......................
                OUTSTANDING CALL OPTIONS
                  WRITTEND
                United States Treasury
                  Notes,
        40      expiring 2/17/96 @ $116.00
                  (premiums received
                  $14,595).................     (19,375)
                                             ----------
                Total Investments, Net of
                  Outstanding Call Options
                  Written--99.8%...........  69,597,244
                Other assets in excess of
                  other
                  liabilities--0.2%........     161,826
                                             ----------
                Net Assets--100%...........  $69,759,070
                                             ----------
                                             ----------

---------------
ARM--Adjustable Rate Mortgage.
I/O--Interest Only Security.
PAC--Planned Amortization Class.
P/O--Principal Only.
D Non-income producing security.

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

               U.S. Government Money Market Portfolio
               Portfolio of Investments December 31, 1995

 PRINCIPAL
  AMOUNT                                       VALUE
  (000)                 DESCRIPTION           (NOTE 1)
                Federal Farm Credit Bank--18.4%
$    2,000      5.54%, 2/14/96.............  $  1,986,458
     1,500      5.38%, 3/12/96.............     1,484,084
                                             ------------
                                                3,470,542
                                             ------------
                Federal Home Loan Bank--5.3%
     1,000      5.53%, 2/14/96.............       993,241
                                             ------------
                Federal Home Loan Mortgage
                  Corporation--51.8%
       460      5.58%, 1/24/96.............       458,360
     1,290      5.58%, 2/8/96..............     1,282,402
     1,000      5.54%, 2/15/96.............       993,075
     3,100      5.42%, 2/16/96.............     3,078,531
     2,500      5.47%, 3/6/96..............     2,475,309
     1,500      5.47%, 3/11/96.............     1,484,046
                                             ------------
                                                9,771,723
                                             ------------
                Federal National Mortgage
                  Association--26.1%
        25      5.60%, 1/18/96.............        24,934
       500      5.55%, 2/13/96.............       496,685
       950      5.54%, 2/28/96.............       941,521
     2,000      5.52%, 3/8/96..............     1,979,453
     1,500      5.48%, 3/12/96.............     1,483,788
                                             ------------
                                                4,926,381
                                             ------------
 PRINCIPAL
  AMOUNT                                       VALUE
  (000)                 DESCRIPTION           (NOTE 1)
                Repurchase Agreement--3.3%
                Swiss Bank Corp., 5.85%,
                  dated 12/29/95, due
                  1/2/96 in the amount of
                  $615,400, (cost $615,000;
                  value of collateral
                  including accrued inter-
$      615        est--$631,518)...........  $  615,000
                                             ----------
                Total Investments--104.9%
                (amortized cost              19,776,887
                  $19,776,887*)............
                Liabilities in excess of
                  other
                assets--(4.9%).............    (922,331)
                                             ----------
                Net Assets--100%...........  $18,854,556
                                             ----------
                                             ----------

---------------
* Federal income tax basis of portfolio securities is the same as for financial reporting purposes.

-----------------------------------------------------------------
---------------
             See Notes to Financial Statements beginning on page 46

               THE TARGET PORTFOLIO TRUST
               Statements of Assets and Liabilities
               December 31, 1995

                                           LARGE CAPITALIZATION
LARGE
CAPITALIZATION    SMALL CAPITALIZATION
                                             GROWTH PORTFOLIO
  VALUE
PORTFOLIO         GROWTH PORTFOLIO
ASSETS
Investments, at value*                         $182,842,516

$187,708,318            $121,264,292
Cash                                                  1,567

18,455                  21,730
Foreign currency, at value                               --

  --                      --
Receivable for Fund shares sold                     715,718

708,724                 491,311
Receivable for investments sold                     305,986

  --               1,708,330
Dividends and interest receivable                   160,281

430,528                  44,139
Deferred expenses and other assets                    9,930

14,086                   9,243
Due from broker - variation margin                       --

  --                      --
Forward currency contracts-net amount
  receivable
  from counterparties                                    --

  --                      --
      Total assets                              184,035,998

188,880,111             123,539,045
LIABILITIES
Reverse repurchase agreements (Note 5)                   --

  --                      --
Payable for investments purchased                 3,030,867

11,455                 914,992
Payable for Fund shares reacquired                  760,093

1,114,728                 977,062
Accrued expenses and other liabilities               68,484

49,343                  46,578
Dividends payable                                        --

  --                      --
Outstanding options written (premiums
  received
  $14,595)                                               --

  --                      --
Withholding taxes payable                             1,548

8,050                   1,205
Deferred trustees' fees                               5,464

5,464                   5,464
Due to Manager                                       92,302

94,868                  61,022
Forward currency contracts-net amount
  payable
  to counterparties                                      --

  --                      --
      Total liabilities                           3,958,758

1,283,908               2,006,323
NET ASSETS                                     $180,077,240

$187,596,203            $121,532,722
Net assets were comprised of:
  Shares of beneficial interest, at par        $     14,843
    $
14,924            $      8,586
  Paid-in capital in excess of par              144,132,476

150,351,569              98,510,912
                                                144,147,319

150,366,493              98,519,498
  Under (over) distribution of net
  investment
    income (loss)                                   453,260

2,023,032                 103,545
  Accumulated net realized gains
  (losses)                                       15,885,732

1,740,955               1,821,234
  Net unrealized appreciation                    19,590,929

33,465,723              21,088,445
  Net assets, December 31, 1995                $180,077,240

$187,596,203            $121,532,722
Shares of beneficial interest issued
  and outstanding                                14,842,911

14,923,940               8,586,273
  Net asset value per share                          $12.13

$12.57                  $14.15
  *Identified cost.                            $163,251,587

$154,242,595            $100,175,847

                                          SMALL CAPITALIZATION
                                            VALUE PORTFOLIO
ASSETS
Investments, at value*                        $ 97,695,009
Cash                                                45,471
Foreign currency, at value                              --
Receivable for Fund shares sold                    425,882
Receivable for investments sold                    938,264
Dividends and interest receivable                  135,612
Deferred expenses and other assets                   9,004
Due from broker - variation margin                      --
Forward currency contracts-net amount
  receivable
  from counterparties                                   --
      Total assets                              99,249,242
LIABILITIES
Reverse repurchase agreements (Note 5)                  --
Payable for investments purchased                  914,572
Payable for Fund shares reacquired                 610,231
Accrued expenses and other liabilities              73,841
Dividends payable                                       --
Outstanding options written (premiums
  received
  $14,595)                                              --
Withholding taxes payable                            1,491
Deferred trustees' fees                              5,464
Due to Manager                                      49,164
Forward currency contracts-net amount
  payable
  to counterparties                                     --
      Total liabilities                          1,654,763
NET ASSETS                                    $ 97,594,479
Net assets were comprised of:
  Shares of beneficial interest, at par       $      7,470
  Paid-in capital in excess of par              91,433,903
                                                91,441,373
  Under (over) distribution of net
  investment
    income (loss)                                   23,851
  Accumulated net realized gains
  (losses)                                      (3,589,371)
  Net unrealized appreciation                    9,718,626
  Net assets, December 31, 1995               $ 97,594,479
Shares of beneficial interest issued
  and outstanding                                7,469,911
  Net asset value per share                         $13.07
  *Identified cost.                           $ 87,976,383

-----------------------------------------------------------------
---------------
                See Notes to Financial Statements beginning on page
46

           INTERNATIONAL       INTERNATIONAL       TOTAL RETURN

INTERMEDIATE-TERM       MORTGAGE BACKED
          EQUITY PORTFOLIO     BOND PORTFOLIO     BOND PORTFOLIO
   BOND
PORTFOLIO       SECURITIES PORTFOLIO
            $192,099,342        $ 33,626,436       $ 49,318,791
   $
78,471,665         $   69,616,619
                  17,388                 100                355

   461                    730
               1,526,626             622,864                 --

    --                     --
               1,017,221             217,082            200,571

588,244                247,564
                 221,826             550,401          2,041,329

14,701                     --
                 413,417             650,666            833,463

1,408,933                653,367
                  13,775              36,121             12,096

12,467                 12,418
                      --                  --             39,375

48,657                     --
                      --              27,028                 --

    --                     --
             195,309,595          35,730,698         52,445,980

80,545,128             70,530,698
                      --                  --          1,473,000

    --                     --
               2,303,345             534,148          5,482,734

2,706,602                138,433
               1,152,491             118,268            229,339

510,378                377,259
                 131,184              35,575             63,042

69,161                 88,076
                      --              17,298             21,684

35,741                124,078
                      --                  --                 --

    --                 19,375
                   6,471              14,042                 --

    --                     --
                   5,464               3,776              5,464

 5,464                  5,464
                 113,074               5,013             15,899

27,942                 18,943
                      --             342,638             37,088

65,129                     --
               3,712,029           1,070,758          7,328,250

3,420,417                771,628
            $191,597,566        $ 34,659,940       $ 45,117,730
   $
77,124,711         $   69,759,070
            $     14,050        $      3,401       $      4,249
   $
 7,339         $        6,767
             169,625,540          34,207,067         43,619,433

75,516,757             69,399,004
             169,639,590          34,210,468         43,623,682

75,524,096             69,405,771
                 991,203            (103,798)           265,669

270,696               (124,078)
               1,389,337              79,160            587,729

704,694             (1,608,290)
              19,577,436             474,110            640,650

625,225              2,085,667
            $191,597,566        $ 34,659,940       $ 45,117,730
   $
77,124,711         $   69,759,070
              14,049,880           3,401,401          4,249,004

7,339,006              6,767,472
                  $13.64              $10.19             $10.62

$10.51                 $10.31
            $172,543,389        $ 32,840,832       $ 48,782,555
   $
77,929,005         $   67,526,172

U.S. GOVERNMENT MONEY
MARKET PORTFOLIO
$19,776,887
390
--
196,600
--
300
11,888
--
--
19,986,065
--
--
1,083,030
30,114
7,932
--
--
5,464
4,969
--
1,131,509
$18,854,556
$    18,855
18,835,701
18,854,556
--
--
--
$18,854,556
18,854,556
$1.00
$19,776,887

-----------------------------------------------------------------
---------------
                See Notes to Financial Statements beginning on page
46

               THE TARGET PORTFOLIO TRUST
               Statements of Operations
               Year Ended December 31, 1995

                                           LARGE CAPITALIZATION
LARGE
CAPITALIZATION    SMALL CAPITALIZATION
                                             GROWTH PORTFOLIO
  VALUE
PORTFOLIO         GROWTH PORTFOLIO
NET INVESTMENT INCOME
-----------------------------------------------------------------
------------
----------------------------------
Income
  Interest                                     $    932,545
    $
410,905            $    348,030
-----------------------------------------------------------------
------------
----------------------------------
  Dividends                                       1,794,834

5,345,902                 708,711
-----------------------------------------------------------------
------------
----------------------------------
  Less: Foreign withholding taxes                   (22,037)

(36,346)                 (4,878)
-----------------------------------------------------------------
------------
----------------------------------
      Total income                                2,705,342

5,720,461               1,051,863
-----------------------------------------------------------------
------------
----------------------------------
Expenses
  Management fee                                    977,893

978,742                 645,895
-----------------------------------------------------------------
------------
----------------------------------
  Custodian's fees and expenses                      99,000

64,000                  98,000
-----------------------------------------------------------------
------------
----------------------------------
  Transfer agent's fees and expenses                 85,200

85,200                  84,900
-----------------------------------------------------------------
------------
----------------------------------
  Registration fees                                  44,000

50,800                  34,000
-----------------------------------------------------------------
------------
----------------------------------
  Reports to shareholders                            23,000

23,500                  18,000
-----------------------------------------------------------------
------------
----------------------------------
  Audit fees and expenses                            15,200

15,200                  15,200
-----------------------------------------------------------------
------------
----------------------------------
  Legal fees and expenses                             6,000

6,000                   6,000
-----------------------------------------------------------------
------------
----------------------------------
  Trustees' fees and expenses                         4,250

4,250                   4,250
-----------------------------------------------------------------
------------
----------------------------------
  Amortization of organization expenses               5,771

5,771                   5,771
-----------------------------------------------------------------
------------
----------------------------------
  Insurance                                           4,406

4,397                   2,935
-----------------------------------------------------------------
------------
----------------------------------
  Miscellaneous                                       2,418

4,475                   5,268
-----------------------------------------------------------------
------------
----------------------------------
      Total expenses                              1,267,138

1,242,335                 920,219
-----------------------------------------------------------------
------------
----------------------------------
  Less: expense subsidy (Note 2)                         --

  --                      --
-----------------------------------------------------------------
------------
----------------------------------
     Net expenses                                 1,267,138

1,242,335                 920,219
-----------------------------------------------------------------
------------
----------------------------------
Net investment income                             1,438,204

4,478,126                 131,644
-----------------------------------------------------------------
------------
----------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
-----------------------------------------------------------------
------------
----------------------------------
Net realized gain (loss) on:
  Investment transactions                        19,526,858

6,875,810              15,587,518
-----------------------------------------------------------------
------------
----------------------------------
  Financial futures contracts                            --

  --                      --
-----------------------------------------------------------------
------------
----------------------------------
  Foreign currency transactions                          --

 512                      --
-----------------------------------------------------------------
------------
----------------------------------
  Options written                                        --

  --                      --
-----------------------------------------------------------------
------------
----------------------------------
Total net realized gain (loss)                   19,526,858

6,876,322              15,587,518
-----------------------------------------------------------------
------------
----------------------------------
Net change in unrealized
appreciation/depreciation on:
  Investments                                    15,296,515

33,534,250               7,737,858
-----------------------------------------------------------------
------------
----------------------------------
  Financial futures contracts                            --

  --                      --
-----------------------------------------------------------------
------------
----------------------------------
  Foreign currencies                                     --

  --                      --
-----------------------------------------------------------------
------------
----------------------------------
  Options written                                        --

  --                      --
-----------------------------------------------------------------
------------
----------------------------------
Net change in unrealized
appreciation/depreciation                        15,296,515

33,534,250               7,737,858
-----------------------------------------------------------------
------------
----------------------------------
Net gain                                         34,823,373

40,410,572              23,325,376
-----------------------------------------------------------------
------------
----------------------------------
NET INCREASE IN NET
ASSETS RESULTING FROM OPERATIONS               $ 36,261,577
    $
44,888,698            $ 23,457,020
-----------------------------------------------------------------
------------
----------------------------------

                                          SMALL CAPITALIZATION
                                            VALUE PORTFOLIO
NET INVESTMENT INCOME
-----------------------------------------------------------------
------------
------
Income
  Interest                                    $    412,919
-----------------------------------------------------------------
------------
---------------------------
  Dividends                                      1,488,770
-----------------------------------------------------------------
------------
----------------------------------
  Less: Foreign withholding taxes                  (13,946)
-----------------------------------------------------------------
------------
----------------------------------
      Total income                               1,887,743
-----------------------------------------------------------------
------------
----------------------------------
Expenses
  Management fee                                   528,512
-----------------------------------------------------------------
------------
----------------------------------
  Custodian's fees and expenses                    120,000
-----------------------------------------------------------------
------------
----------------------------------
  Transfer agent's fees and expenses                81,200
-----------------------------------------------------------------
------------
----------------------------------
  Registration fees                                 37,000
-----------------------------------------------------------------
------------
----------------------------------
  Reports to shareholders                           74,000
-----------------------------------------------------------------
------------
----------------------------------
  Audit fees and expenses                           15,200
-----------------------------------------------------------------
------------
----------------------------------
  Legal fees and expenses                            6,000
-----------------------------------------------------------------
------------
----------------------------------
  Trustees' fees and expenses                        4,250
-----------------------------------------------------------------
------------
----------------------------------
  Amortization of organization expenses              5,771
-----------------------------------------------------------------
------------
----------------------------------
  Insurance                                          2,542
-----------------------------------------------------------------
------------
----------------------------------
  Miscellaneous                                      5,863
-----------------------------------------------------------------
------------
----------------------------------
      Total expenses                               880,338
-----------------------------------------------------------------
------------
----------------------------------
  Less: expense subsidy (Note 2)                        --
-----------------------------------------------------------------
------------
----------------------------------
     Net expenses                                  880,338
-----------------------------------------------------------------
------------
----------------------------------
Net investment income                            1,007,405
-----------------------------------------------------------------
------------
----------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
-----------------------------------------------------------------
------------
----------------------------------
Net realized gain (loss) on:
  Investment transactions                       (1,278,985)
-----------------------------------------------------------------
------------
----------------------------------
  Financial futures contracts                           --
-----------------------------------------------------------------
------------
----------------------------------
  Foreign currency transactions                      2,600
-----------------------------------------------------------------
------------
----------------------------------
  Options written                                       --
-----------------------------------------------------------------
------------
----------------------------------
Total net realized gain (loss)                  (1,276,385)
-----------------------------------------------------------------
------------
----------------------------------
Net change in unrealized
appreciation/depreciation on:
  Investments                                   15,684,311
-----------------------------------------------------------------
------------
----------------------------------
  Financial futures contracts                           --
-----------------------------------------------------------------
------------
----------------------------------
  Foreign currencies                                    --
-----------------------------------------------------------------
------------
----------------------------------
  Options written                                       --
-----------------------------------------------------------------
------------
----------------------------------
Net change in unrealized
appreciation/depreciation                       15,684,311
-----------------------------------------------------------------
------------
----------------------------------
Net gain                                        14,407,926
-----------------------------------------------------------------
------------
----------------------------------
NET INCREASE IN NET
ASSETS RESULTING FROM OPERATIONS              $ 15,415,331
-----------------------------------------------------------------
------------
----------------------------------

-----------------------------------------------------------------
---------------
                See Notes to Financial Statements beginning on page
46

           INTERNATIONAL       INTERNATIONAL       TOTAL RETURN

INTERMEDIATE-TERM       MORTGAGE BACKED
          EQUITY PORTFOLIO     BOND PORTFOLIO     BOND PORTFOLIO
   BOND
PORTFOLIO       SECURITIES PORTFOLIO
          $        453,103     $    1,944,491     $    2,619,577
   $
4,718,976         $    4,977,578
                 4,469,825                 --                 --

    --                     --
                  (623,587)            (8,427)                --

    --                     --
                 4,299,341          1,936,064          2,619,577

4,718,976              4,977,578
                 1,283,896            147,549            166,602

308,827                293,172
                   378,000            111,000            112,000

112,000                192,000
                    87,300             23,200             33,400

36,200                 48,000
                    43,700             14,000             31,000

40,000                 29,500
                    28,000              8,000             10,000

10,000                  6,000
                    25,200             15,200             15,200

15,200                 15,200
                    10,000              4,000              4,000

 4,000                  4,000
                     4,250              4,250              4,250

 4,250                  4,250
                     5,771             10,196              5,771

 5,771                  5,771
                     5,523                500              1,000

 2,000                  1,500
                     3,658              2,105              2,669

 1,738                  2,489
                 1,875,298            340,000            385,892

539,986                601,882
                        --            (44,839)           (68,615)

    --                (47,957)
                 1,875,298            295,161            317,277

539,986                553,925
                 2,424,043          1,640,903          2,302,300

4,178,990              4,423,653
                 6,577,180          1,847,152            245,115

683,032              2,221,947
                        --                 --          2,377,068

2,717,747               (207,971)
                  (820,929)          (632,282)            57,279

109,488                     --
                        --             32,083             10,701

    --                118,660
                 5,756,251          1,246,953          2,690,163

3,510,267              2,132,636
                17,874,417            913,970          1,487,923

2,871,208              3,289,532
                        --                 --            124,562

161,875                     --
                   112,161           (251,704)           (37,088)

(65,129)                    --
                        --             (7,744)                --

    --                 (4,780)
                17,986,578            654,522          1,575,397

2,967,954              3,284,752
                23,742,829          1,901,475          4,265,560

6,478,221              5,417,388
                26,166,872
          $                    $    3,542,378     $    6,567,860
   $
10,657,211         $    9,841,041

U.S. GOVERNMENT MONEY
MARKET PORTFOLIO
$ 1,195,600
--
--
1,195,600
50,432
53,500
7,200
19,500
7,500
6,200
4,000
4,250
5,771
--
2,510
160,863
(9,401)
151,462
1,044,138
548
--
--
--
548
--
--
--
--
--
548
$ 1,044,686

-----------------------------------------------------------------
---------------
                See Notes to Financial Statements beginning on page
46

               THE TARGET PORTFOLIO TRUST
               Statements of Changes in Net Assets


                               SMALL


                           CAPITALIZATION
                                           LARGE CAPITALIZATION

LARGE CAPITALIZATION             GROWTH
                                             GROWTH PORTFOLIO

 VALUE PORTFOLIO             PORTFOLIO

-------------------------------
-------------------------------   --------------
                                                Year Ended

   Year Ended                Year Ended
                                               December 31,

  December 31,              December 31,

-------------------------------
-------------------------------   --------------
                                           1995             1994

1995             1994             1995
INCREASE (DECREASE)
IN NET ASSETS
-----------------------------------------------------------------
------------
-------------------------------------------
Operations
  Net investment income                $  1,438,204     $
1,398,745     $
4,478,126     $  3,421,545     $    131,644
-----------------------------------------------------------------
------------
-------------------------------------------
 Net realized gain (loss) on
   investment and foreign currency
   transactions                          19,526,858
(3,326,414)
6,876,322          825,201       15,587,518
-----------------------------------------------------------------
------------
-------------------------------------------
 Net change in unrealized
   appreciation/
   depreciation of investments           15,296,515
1,313,545
33,534,250       (1,289,846)       7,737,858
-----------------------------------------------------------------
------------
-------------------------------------------
 Net increase (decrease) in net
   assets
   resulting from operations             36,261,577
(614,124)
44,888,698        2,956,900       23,457,020
-----------------------------------------------------------------
------------
-------------------------------------------
Net equalization (debits)/credits            23,852
284,936
137,234          678,432            5,006
-----------------------------------------------------------------
------------
-------------------------------------------
Dividends and Distributions
  Dividends from net investment
    income                               (1,438,204)
(1,398,745)
(4,180,840)      (3,386,240)        (126,023)
-----------------------------------------------------------------
------------
-------------------------------------------
 Distributions in excess of net
   investment
   income                                  (172,473)
--
    --               --               --
-----------------------------------------------------------------
------------
-------------------------------------------
 Distributions from net
   realized gains                          (146,425)
(49,742)
(5,166,575)        (827,768)      (2,310,413)
-----------------------------------------------------------------
------------
-------------------------------------------
 Distributions in excess of net
   realized gains                                --
--
    --               --               --
-----------------------------------------------------------------
------------
-------------------------------------------
Fund share transactions(b)
  Net proceeds from shares sold          56,432,734
85,142,573
54,585,252       82,921,166       43,301,027
-----------------------------------------------------------------
------------
-------------------------------------------
 Net asset value of shares issued to
   shareholders in reinvestment of
   dividends and distributions            1,723,164
1,424,557
9,096,375        4,133,634        2,409,004
-----------------------------------------------------------------
------------
-------------------------------------------
 Cost of shares reacquired              (54,679,344)
(40,805,667)
(53,982,606)     (40,331,871)     (41,665,163)
-----------------------------------------------------------------
------------
-------------------------------------------
 Net increase/(decrease) in net
   assets from Fund share
   transactions                           3,476,554
45,761,463
9,699,021       46,722,929        4,044,868
-----------------------------------------------------------------
------------
-------------------------------------------
      Total increase/(decrease)          38,004,881
43,983,788
45,377,538       46,144,253       25,070,458
NET ASSETS
-----------------------------------------------------------------
------------
-------------------------------------------
Beginning of period                     142,072,359
98,088,571
142,218,665       96,074,412       96,462,264
-----------------------------------------------------------------
------------
-------------------------------------------
End of period                          $180,077,240
$142,072,359
$187,596,203     $142,218,665     $121,532,722
-----------------------------------------------------------------
------------
-------------------------------------------


                                                            SMALL
CAPITALIZATION

VALUE PORTFOLIO

-------------------------------


Year Ended

December 31,

-------------------------------
                                           1994             1995

1994
INCREASE (DECREASE)
IN NET ASSETS
-----------------------------------------------------------------
------------
-------------------------------------------

Operations
  Net investment income                $     87,234     $
1,007,405     $
738,596
-----------------------------------------------------------------
------------
-------------------------------------------

 Net realized gain (loss) on
   investment and foreign currency
   transactions                          (9,861,033)
(1,276,385)
(2,260,005)
-----------------------------------------------------------------
------------
-------------------------------------------

 Net change in unrealized
   appreciation/
   depreciation of investments            7,066,817
15,684,311
(8,631,799)
-----------------------------------------------------------------
------------
-------------------------------------------

 Net increase (decrease) in net
   assets
   resulting from operations             (2,706,982)
15,415,331
(10,153,208)
-----------------------------------------------------------------
------------
-------------------------------------------

Net equalization (debits)/credits            34,440
(6,129)
31,111
-----------------------------------------------------------------
------------
-------------------------------------------

Dividends and Distributions
  Dividends from net investment
    income                                  (83,251)
(1,001,120)
    --
-----------------------------------------------------------------
------------
-------------------------------------------

 Distributions in excess of net
   investment
   income                                        --
--
    --
-----------------------------------------------------------------
------------
-------------------------------------------

 Distributions from net
   realized gains                                --
--
(1,995,416)
-----------------------------------------------------------------
------------
-------------------------------------------

 Distributions in excess of net
   realized gains                                --
--
    --
-----------------------------------------------------------------
------------
-------------------------------------------

Fund share transactions(b)
  Net proceeds from shares sold          63,789,055
33,516,882
58,638,475
-----------------------------------------------------------------
------------
-------------------------------------------

 Net asset value of shares issued to
   shareholders in reinvestment of
   dividends and distributions               82,459
976,655
1,959,413
-----------------------------------------------------------------
------------
-------------------------------------------

 Cost of shares reacquired              (28,570,277)
(35,469,754)
(28,747,891)
-----------------------------------------------------------------
------------
-------------------------------------------

 Net increase/(decrease) in net
   assets from Fund share
   transactions                          35,301,237
(976,217)
31,849,997
-----------------------------------------------------------------
------------
-------------------------------------------

      Total increase/(decrease)          32,545,444
13,431,865
19,732,484
NET ASSETS
-----------------------------------------------------------------
------------
-------------------------------------------

Beginning of period                      63,916,820
84,162,614
64,430,130
-----------------------------------------------------------------
------------
-------------------------------------------

End of period                          $ 96,462,264     $
97,594,479     $
84,162,614
-----------------------------------------------------------------
------------
-------------------------------------------


(a) Commencement of investment operations.
(b) Fund share transactions are at $1 per share for the U.S.
Government Money
    Market Portfolio.

-----------------------------------------------------------------
---------------
                See Notes to Financial Statements beginning on page
46

              INTERNATIONAL                 INTERNATIONAL
                 EQUITY                          BOND
       TOTAL
RETURN               INTERMEDIATE-TERM
                PORTFOLIO                     PORTFOLIO
      BOND
PORTFOLIO               BOND PORTFOLIO
       ---------------------------   ----------------------------

-------------------------   ---------------------------
                                                       May 17,
               Year Ended                              1994(a)
        Year
Ended                   Year Ended
              December 31,            Year Ended       Through

December 31,                 December 31,
       ---------------------------   December 31,   December 31,

-------------------------   ---------------------------
           1995           1994           1995           1994
    1995
      1994           1995           1994
       $  2,424,043   $    844,536   $  1,640,903    $   466,822
 $ 2,302,300
 $ 1,526,429   $  4,178,990   $ 3,520,673
          5,756,251     11,963,921      1,246,953       (208,113)
   2,690,163
  (1,678,647)     3,510,267    (2,575,982)
         17,986,578    (15,991,699)       654,522       (180,412)
   1,575,397
    (987,969)     2,967,954    (2,573,121)
         26,166,872     (3,183,242)     3,542,378         78,297
   6,567,860
  (1,140,187)    10,657,211    (1,628,430)
           (305,576)       572,620             --             --
          --
          --             --            --
         (1,548,526)      (130,893)    (1,640,903)      (466,822)
  (2,138,946)
 (1,429,962)    (4,081,709)   (3,324,163)
                 --        (13,724)       (21,207)      (406,000)
          --
          --             --       (18,798)
                   )
           (493,586    (17,019,578)      (642,900)            --
    (335,308)
         --       (188,877)           --
                 --        (45,216)            --             --
          --
          --             --            --
        140,908,056    133,399,208     20,469,941     24,525,854
  23,640,083
  25,309,731     29,966,150    49,642,553
          1,993,113     17,108,354      2,145,942        840,517
   2,334,835
   1,313,753      4,022,268     3,132,792
       (163,147,872)   (69,783,053)   (10,640,585)    (3,124,572)
 (16,141,734)
(18,779,619)   (26,174,351)  (45,530,874)
                   )
        (20,246,703     80,724,509     11,975,298     22,241,799
   9,833,184
   7,843,865      7,814,067     7,244,471
          3,572,481     60,904,476     13,212,666     21,447,274
  13,926,790
   5,273,716     14,200,692     2,273,080
        188,025,085    127,120,609     21,447,274             --
  31,190,940
  25,917,224     62,924,019    60,650,939
       $191,597,566   $188,025,085   $ 34,659,940    $21,447,274
 $45,117,730
 $31,190,940   $ 77,124,711   $62,924,019

                                                    U.S. GOVERNMENT
                      MORTGAGE BACKED                    MONEY
                   SECURITIES PORTFOLIO            MARKET PORTFOLIO
               ---------------------------
---------------------------
                         Year Ended                    Year Ended
                       December 31,                  December 31,
               ---------------------------
---------------------------
                     1995           1994           1995
1994

                  $  4,423,653   $ 4,102,931    $  1,044,138   $
606,938
                     2,132,636    (3,740,926 )           548
   (232 )
                     3,284,752      (832,326 )            --
     --
                     9,841,041      (470,321 )     1,044,686
606,706
                            --            --              --
     --
                    (4,423,653)   (4,102,931 )    (1,044,686)
(606,706 )
                      (196,430)      (76,542 )            --
     --
                            --            --              --
     --
                            --            --              --
     --
                    19,667,652    43,981,833     139,918,716
66,208,427
                     3,702,170     3,405,322         945,815
549,041
                   (20,802,368)  (40,866,698 )  (143,448,009)
(48,316,420 )
                     2,567,454     6,520,457      (2,583,478)
18,441,048
                     7,788,412     1,870,663      (2,583,478)
18,441,048
                    61,970,658    60,099,995      21,438,034
2,996,986
                  $ 69,759,070   $61,970,658    $ 18,854,556
$21,438,034

-----------------------------------------------------------------
---------------
                See Notes to Financial Statements beginning on page
46

               THE TARGET PORTFOLIO TRUST
               Financial Highlights

        LARGE
CAPITALIZATION


GROWTH PORTFOLIO(e)

--------------------------------------------------------


                       January 5,

  Year Ended
                      1993(a)

 December 31,
                     Through

----------------------------------          December 31,
                                                             1995

    1994                  1993

PER SHARE OPERATING
PERFORMANCE:
-----------------------------------------------------------------
------------
------------------------------------
Net asset value, beginning of period                          $9.74


     $9.91                $10.00
-----------------------------------------------------------------
------------
------------------------------------
Income from investment operations
Net investment income (loss)                                    .10


       .10                   .07(c)
-----------------------------------------------------------------
------------
------------------------------------
Net realized and unrealized gains (losses) on
 investment transactions                                       2.41


      (.16)                 (.12)
-----------------------------------------------------------------
------------
------------------------------------
      Total from investment
        operations                                             2.51


      (.06)                 (.05)
-----------------------------------------------------------------
------------
------------------------------------
Less distributions
Dividends from net investment
  income
(.10)
      (.10)                 (.04)
-----------------------------------------------------------------
------------
------------------------------------
Distributions in excess of net
 investment income
(.01)
      (.01)                   --
-----------------------------------------------------------------
------------
------------------------------------
Distributions from net realized gains
(.01)
        --                    --
-----------------------------------------------------------------
------------
------------------------------------
Distributions in excess of net realized
 gains                                                           --


        --                    --
-----------------------------------------------------------------
------------
------------------------------------
      Total distributions
(.12)
      (.11)                 (.04)
-----------------------------------------------------------------
------------
------------------------------------
Net asset value, end of period                               $12.13


     $9.74                 $9.91
-----------------------------------------------------------------
------------
------------------------------------
TOTAL RETURN(d)                                              25.76%


      (.68)%                (.46)%
-----------------------------------------------------------------
------------
------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------
------------
------------------------------------
Net assets, end of period (000)                            $180,077


  $142,072               $98,089
-----------------------------------------------------------------
------------
------------------------------------
Average net assets (000)                                   $162,982


  $129,687               $48,033
-----------------------------------------------------------------
------------
------------------------------------
Ratios to average net assets
 Expenses
 .78%
       .81%                 1.05%(b)(c)
-----------------------------------------------------------------
------------
------------------------------------
 Net investment income (loss)
 .88%
      1.08%                  .84%(b)(c)
-----------------------------------------------------------------
------------
------------------------------------
Portfolio turnover rate
154%
        24%                    4%
-----------------------------------------------------------------
------------
------------------------------------
Average commission rate per share                          $  .0578


       N/A                   N/A
-----------------------------------------------------------------
------------
------------------------------------



LARGE
CAPITALIZATION

 VALUE
PORTFOLIO(e)

------------------------------------------------------


              January 5,


                1993(a)
                                                             Year
Ended
                Through

December 31,
               December

---------------------------------              31,
                                                      1995
        1994
               1993
PER SHARE OPERATING
PERFORMANCE:
-----------------------------------------------------------------
------------
------------------------------------
Net asset value, beginning of period                  $10.02

$10.11               $10.00
-----------------------------------------------------------------
------------
------------------------------------
Income from investment operations
Net investment income (loss)                             .33

 .26                  .21(c)
-----------------------------------------------------------------
------------
------------------------------------
Net realized and unrealized gains (losses) on
 investment transactions                                2.89

(.04)                 .02
-----------------------------------------------------------------
------------
------------------------------------
      Total from investment
        operations                                      3.22

 .22                  .23
-----------------------------------------------------------------
------------
------------------------------------
Less distributions
Dividends from net investment
  income                                                (.30)

(.25)                (.11)
-----------------------------------------------------------------
------------
------------------------------------
Distributions in excess of net
 investment income                                        --

 --                   --
-----------------------------------------------------------------
------------
------------------------------------
Distributions from net realized gains                   (.37)

(.06)                (.01)
-----------------------------------------------------------------
------------
------------------------------------
Distributions in excess of net realized
 gains                                                    --

 --                   --
-----------------------------------------------------------------
------------
------------------------------------
      Total distributions                               (.67)

(.31)                (.12)
-----------------------------------------------------------------
------------
------------------------------------
Net asset value, end of period                        $12.57

$10.02               $10.11
-----------------------------------------------------------------
------------
------------------------------------
TOTAL RETURN(d)                                       32.08%

2.18%                2.29%
-----------------------------------------------------------------
------------
------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------
------------
------------------------------------
Net assets, end of period (000)                     $187,596

$142,219              $96,074
-----------------------------------------------------------------
------------
------------------------------------
Average net assets (000)                            $163,124

$128,865              $46,623
-----------------------------------------------------------------
------------
------------------------------------
Ratios to average net assets
 Expenses                                                .76%

 .81%                1.05%(b)(c)
-----------------------------------------------------------------
------------
------------------------------------
 Net investment income (loss)                           2.83%

2.66%                2.12%(b)(c)
-----------------------------------------------------------------
------------
------------------------------------
Portfolio turnover rate                                   59%

  6%                   3%
-----------------------------------------------------------------
------------
------------------------------------
Average commission rate per share                   $  .0514

N/A                  N/A
-----------------------------------------------------------------
------------
------------------------------------

 (a)  Commencement of investment operations.
 (b)  Annualized.
 (c)  Net of expense subsidies.
 (d) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
 (e) Calculated based upon average shares outstanding during the period.

-----------------------------------------------------------------
---------------
                See Notes to Financial Statements beginning on page
46

             SMALL CAPITALIZATION
SMALL
CAPITALIZATION
                    GROWTH
    VALUE
                               INTERNATIONAL
                 PORTFOLIO(e)
 PORTFOLIO(e)
                         EQUITY PORTFOLIO(e)
----------------------------------------------
----------------------------------------------
-----------------------------
                                   January 5,

       January 5,
         Year Ended                 1993(a)                 Year
Ended
        1993(a)                 Year Ended
        December 31,                Through                December
31,
        Through                December 31,
-----------------------------     December 31,
-----------------------------
   December 31,     -----------------------------
    1995             1994             1993             1995
     1994
          1993             1995             1994
    $11.59           $11.86            $10.00          $11.07
     $12.72
         $10.00           $11.95           $13.09
       .02              .01             .01(c )           .14
        .11
           (.01)(c)          .17              .06
      2.84             (.27)             1.86            2.00
      (1.49)
          3.19             1.67             (.01)
      2.86             (.26)             1.87            2.14
      (1.38)
          3.18             1.84              .05
      (.02)            (.01)             (.01 )          (.14)
         --
             --             (.11)            (.01)
        --               --                --              --
         --
             --               --               --
      (.28)              --                --              --
       (.27)
          (.46)            (.04)           (1.07)
        --               --                --              --
         --
             --                              (.11)
      (.30)            (.01)             (.01 )          (.14)
       (.27)
          (.46)            (.15)           (1.19)
    $14.15           $11.59            $11.86          $13.07
     $11.07
         $12.72           $13.64           $11.95
     24.62%           (2.19)%           18.66 %         19.21%
     (11.03)%
        31.86%           15.38%             .18%
  $121,533          $96,462           $63,917         $97,594
    $84,163
        $64,430         $191,598         $188,025
  $107,649          $87,403           $29,313         $88,085
    $83,891
        $29,039         $183,414         $179,614
       .85%             .93%             1.05% (b)(c)    1.00%
        .93%
          1.05%(b)(c)       1.02%           1.07%
       .12%             .10%              .11% (b)(c)    1.14%
        .88%
          (.11)%(b)(c)      1.32%           .47%
       120%              97%               72 %           110%
         97%
           112%              76%             116%
  $  .0586              N/A               N/A        $  .0561
        N/A
            N/A         $  .0250              N/A

------------
January 5,
1993(a)
Through
December 31,
1993
$10.00
 .07
3.16
3.23
(.01)
--
(.05)
(.08)
(.14)
$13.09
32.38%
$127,121
$49,769
1.40%(b)
 .64%(b)
65%
N/A

-----------------------------------------------------------------
---------------
                See Notes to Financial Statements beginning on page
46

               THE TARGET PORTFOLIO TRUST
               Financial Highlights

                                                INTERNATIONAL
                                                    BOND

                  TOTAL RETURN
                                                  PORTFOLIO

                 BOND PORTFOLIO

---------------------------------
--------------------------------------------------
                                                            May 17,


                                      January 5,
                                                            1994(a)


         Year Ended                    1993(a)
                                       Year Ended           Through


        December 31,                   Through
                                      December 31,        December
31,
-------------------------------       December 31,
                                          1995                1994

   1995               1994               1993

PER SHARE OPERATING
PERFORMANCE:
-----------------------------------------------------------------
------------
---------------------------------------------------
Net asset value, beginning of period       $9.57
$10.00
    $9.48             $10.28              $10.00
-----------------------------------------------------------------
------------
---------------------------------------------------
Income from investment operations
Net investment income                        .57(c)
 .27(c)
      .62(c)             .47(c)              .44(c)
-----------------------------------------------------------------
------------
---------------------------------------------------
Net realized and unrealized gains
 (losses) on investment transactions         .82
(.19)
     1.18               (.82)                .56
-----------------------------------------------------------------
------------
---------------------------------------------------
      Total from investment
        operations                          1.39
 .08
     1.80               (.35)               1.00
-----------------------------------------------------------------
------------
---------------------------------------------------
Less distributions
Dividends from net investment
  income                                    (.57)
(.27)
     (.58)              (.45)               (.44)
-----------------------------------------------------------------
------------
---------------------------------------------------
Distributions in excess of net
 investment income                            --
(.24)
       --                 --                (.02)
-----------------------------------------------------------------
------------
---------------------------------------------------
Distributions from net realized
 gains                                      (.20)
--
     (.08)                --                (.19)
-----------------------------------------------------------------
------------
---------------------------------------------------
Distributions in excess of net
 realized gains                               --
--
       --                 --                (.07)
-----------------------------------------------------------------
------------
---------------------------------------------------
      Total distributions                   (.77)
(.51)
     (.66)              (.45)               (.72)
-----------------------------------------------------------------
------------
---------------------------------------------------
Net asset value, end of period            $10.19
$9.57
   $10.62              $9.48              $10.28
-----------------------------------------------------------------
------------
---------------------------------------------------
TOTAL RETURN(d)                            14.66%
 .71%
    19.63%             (3.54)%             10.18%
-----------------------------------------------------------------
------------
---------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------
------------
---------------------------------------------------
Net assets, end of period (000)          $34,660
$21,447
  $45,118            $31,191             $25,917
-----------------------------------------------------------------
------------
---------------------------------------------------
Average net assets (000)                 $29,510
$15,366
  $37,023            $31,141             $12,594
-----------------------------------------------------------------
------------
---------------------------------------------------
Ratios to average net assets
 Expenses                                   1.00%(c)
1.00%(b)(c)
      .85%(c)            .85%(c)             .85%(b)(c)
-----------------------------------------------------------------
------------
---------------------------------------------------
 Net investment income                      5.56%(c)
4.84%(b)(c)
     6.21%(c)           4.90%(c)            3.87%(b)(c)
-----------------------------------------------------------------
------------
---------------------------------------------------
Portfolio turnover rate                      456%
361%
      141%               121%                171%
-----------------------------------------------------------------
------------
---------------------------------------------------



INTERMEDIATE-TERM
                                                        BOND
PORTFOLIO

--------------------------------------------------


January 5,
                                                Year Ended

1993(a)
                                               December 31,

Through

-------------------------------
December 31,
                                          1995               1994

 1993

PER SHARE OPERATING
PERFORMANCE:
-----------------------------------------------------------------
------------
---------------------------------------------------

Net asset value, beginning of period       $9.56             $10.26


 $10.00
-----------------------------------------------------------------
------------
---------------------------------------------------

Income from investment operations
Net investment income                        .63                .49


    .46(c)
-----------------------------------------------------------------
------------
---------------------------------------------------

Net realized and unrealized gains
 (losses) on investment transactions         .94
(.71)
    .46
-----------------------------------------------------------------
------------
---------------------------------------------------

      Total from investment
        operations                          1.57
(.22)
    .92
-----------------------------------------------------------------
------------
---------------------------------------------------

Less distributions
Dividends from net investment
  income                                    (.60)
(.48)
   (.45)
-----------------------------------------------------------------
------------
---------------------------------------------------

Distributions in excess of net
 investment income                            --                 --


     --
-----------------------------------------------------------------
------------
---------------------------------------------------

Distributions from net realized
 gains                                      (.02)                --


   (.18)
-----------------------------------------------------------------
------------
---------------------------------------------------

Distributions in excess of net
 realized gains                               --                 --


   (.03)
-----------------------------------------------------------------
------------
---------------------------------------------------

      Total distributions                   (.62)
(.48)
   (.66)
-----------------------------------------------------------------
------------
---------------------------------------------------

Net asset value, end of period            $10.51              $9.56


 $10.26
-----------------------------------------------------------------
------------
---------------------------------------------------

TOTAL RETURN(d)                            16.87%
(2.23)%
   9.33%
-----------------------------------------------------------------
------------
---------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------
------------
---------------------------------------------------

Net assets, end of period (000)          $77,125            $62,924


$60,651
-----------------------------------------------------------------
------------
---------------------------------------------------

Average net assets (000)                 $68,628            $69,602


$32,441
-----------------------------------------------------------------
------------
---------------------------------------------------

Ratios to average net assets
 Expenses                                    .79%
 .80%
    .85%(b)(c)
-----------------------------------------------------------------
------------
---------------------------------------------------

 Net investment income                      6.09%
5.06%
   4.27%(b)(c)
-----------------------------------------------------------------
------------
---------------------------------------------------

Portfolio turnover rate                       93%
77%
    129%
-----------------------------------------------------------------
------------
---------------------------------------------------

 (a)  Commencement of investment operations.
 (b)  Annualized.
 (c)  Net of expense subsidies.
 (d) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment ofdividends and distributions. Total return for periods of less than a full year are not annualized.


-----------------------------------------------------------------
---------------
                See Notes to Financial Statements beginning on page
46


   U.S.
GOVERNMENT
                MORTGAGE BACKED
        MONEY
              SECURITIES PORTFOLIO
   MARKET
PORTFOLIO
------------------------------------------------
--------------------------------------------------
                                    January 5,

            January 5,
         Year Ended                  1993(a)                   Year
Ended
             1993(a)
        December 31,                 Through
December 31,
             Through
-----------------------------      December 31,
-------------------------------      December 31,
    1995             1994              1993              1995
        1994
             1993
     $9.51           $10.18            $10.00             $1.00

$1.00             $1.00
       .68(c)           .61(c)          .57(c)             .051(c)

 .037(c)           .025(c)
       .83             (.66)              .28                --

--                --
      1.51             (.05)              .85              .051

 .037              .025
      (.68)            (.61)             (.57)            (.051)

(.037)            (.025)
      (.03)            (.01)             (.02)               --

--                --
        --               --              (.08)               --

--                --
        --               --                --                --

--                --
      (.71)            (.62)             (.67)            (.051)

(.037)            (.025)
    $10.31            $9.51            $10.18             $1.00

$1.00             $1.00
    16.18%             (.51)%           8.56%             5.25%

3.79%             2.56%
   $69,759          $61,971           $60,100           $18,855

$21,438            $2,997
   $65,149          $66,276           $29,710           $20,173

$15,048            $1,407
    .85%(c)             .85%(c)           .85%(b)(c)        .75%(c)


 .50%(c)           .50%(b)(c)
   6.79%(c)            6.19%(c)          5.30%(b)(c)       5.18%(c)


4.03%(c)          2.51%(b)(c)
       154%             380%              134%               --

--                --

-----------------------------------------------------------------
---------------
                See Notes to Financial Statements beginning on page
46

               THE TARGET PORTFOLIO TRUST
               Notes to Financial Statements

           The Target Portfolio Trust (the ``Fund'') is an open-end management investment company. The Fund was established as a Delaware business trust on July 29, 1992 and consists of ten separate portfolios (the
           ``Portfolio'' or ``Portfolios''): Large Capitalization
Growth
           Portfolio, Large Capitalization
Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio, International Equity Portfolio, International
Bond Portfolio, Total Return Bond Portfolio, Intermediate-Term Bond
Portfolio,
Mortgage Backed Securities Portfolio and U.S. Government Money
Market Portfolio.
All the Portfolios are diversified as defined under the Investment Company Act of 1940 except for International Bond Portfolio. Investment operations commenced on January 5, 1993 with the exception of the International Bond Portfolio which commenced on May 17, 1994.

      The Portfolios' investment objectives are as follows: Large
Capitalization
Growth Portfolio--long-term capital appreciation through investment primarily in equities that, in the investment adviser's opinion, have a growth of earnings potential greater than that of the S&P 500; Large Capitalization Value
Portfolio--total return of capital appreciation and dividend income through investment primarily in equities that, in the adviser's opinion, have above average price appreciation potential; Small Capitalization Growth Portfolio--maximum capital appreciation through investment primarily in equities of ``emerging growth'' companies; Small Capitalization Value Portfolio--above average capital appreciation through investment in equities that, in the adviser's opinion, are undervalued or overlooked in the marketplace;
International Equity Portfolio--capital appreciation through investment primarily in equity securities of companies domiciled outside the United States;
International Bond Portfolio--high total return through investment primarily in high quality foreign debt securities denominated primarily in foreign currencies; Total Return Bond Portfolio--total return of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years; Intermediate-Term Bond
Portfolio--current income and reasonable stability of principal through investment primarily in high quality fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than three years but not more than ten years; Mortgage Backed Securities Portfolio--high current income and capital appreciation each consistent with the protection of capital through investment primarily in mortgage related securities; U.S.
Government Money Market Portfolio--high current income, maintenance of liquidity and preservation of principal through investment exclusively in short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
      The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

----------------------------------------------------------
Note 1. Accounting Policies
      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
      Securities Valuations: Securities, including options, futures contracts and options thereon, for which the primary market is on a national securities exchange, commodities exchange or board of trade are valued at the last sale price on such exchange or board of trade on the date of valuation or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such day.
      Securities, including options, that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the average of the most recently quoted bid and asked prices provided by a principal market maker or dealer.
      U.S. Government securities for which market quotations are available are valued at a price provided by an independent broker/dealer or pricing service.
      Quotations of foreign securities in a foreign currency are converted to
U.S. dollar equivalents at the current rate obtained from a recognized bank or dealer.
      Securities for which market quotations are not available, are valued in good faith under procedures adopted by the Trustees.
      Securities held by the U.S. Government Money Market Portfolio are valued at amortized cost, which approximates market value. Short-term securities held by the other portfolios which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities held by the other portfolios which mature in more than 60 days are valued at current market quotations.

      In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction,

-----------------------------------------------------------------
---------------
including accrued interest. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      All securities (except those of the U.S. Government Money
Market
Portfolio) are valued as of 4:15 P.M., New York time. The U.S.
Government Money
Market Portfolio calculates net asset value as of 4:30 P.M., New
York time.

      Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes.

      Reverse Repurchase Agreements: Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. The Fund maintains segregated assets consisting of cash, U.S. Government securities or high grade debt securities equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Fund, and are subject to the
Fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%.

      Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the ``initial margin.'' Subsequent payments, known as ``variation margin,'' are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain
(loss) on
financial futures contracts.

      The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates.
Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.
The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The International Equity Portfolio, International Bond Portfolio,
Intermediate-Term Bond Portfolio, Mortgage-Backed Securities
Portfolio and Total
Return Bond Portfolio are the only portfolios that may invest in financial futures contracts.
      Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S.
dollars on the following basis:
      (i) market value of investment securities, other assets and liabilities--at the closing rates of exchange.
      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.
      Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the fiscal year, the Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal year.
Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.
      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of short-term securities, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at year end exchange rates are reflected as a component of net unrealized appreciation/depreciation on investments and foreign currencies.
      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

      Forward Currency Contracts: The International Equity
Portfolio,
International Bond Portfolio, Intermediate-Term Bond Portfolio and
Total Return
Bond Portfolio may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The
Portfolio enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current

-----------------------------------------------------------------
---------------
exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions.
Risks may arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

      Options: The International Equity Portfolio, the
International Bond
Portfolio, the Intermediate-Term Bond Portfolio, the Total Return Bond Portfolio and the Mortgage-Backed Securities Portfolio may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Portfolio currently owns or intends to purchase. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss.
Gain or loss on purchased options is included in net realized gain
(loss) on
investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

      The Portfolio, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Portfolio, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Equalization: The Portfolios (except for the U.S. Government
Money Market
Portfolio) follow the accounting practice known as equalization by which a portion of the proceeds from sales and costs of reacquisitions of Portfolio shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Portfolio shares.

      Reclassification of Capital Accounts: The Fund accounts for and reports distributions to shareholders in accordance with AICPA Statement of Position
93-2: Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this Statement of Position, on the Small Capitalization Value
Portfolio, International Equity Portfolio, Total Return Bond
Portfolio,
Intermediate-Term Bond Portfolio and International Bond Portfolio, was to reclassify $2,600, ($978,444), $109,323, $193,129 and $245,549,
respectively,
of
foreign currency gains (losses) to undistributed net investment income from accumulated net realized gains (losses). In addition, the Mortgage Backed
Securities Portfolio reclassified $96,463 of overdistributed income to paid-in capital from overdistributed net investment income and the Small Capitalization
Value Portfolio reclassified $736,006 of tax equalization to paid-in capital from underdistributed net investment income. Current year net investment income, net realized gains (losses) and net assets were not affected by this statement.
      Dividends and Distributions: The International Bond
Portfolio, Total
Return Bond Portfolio, Intermediate-Term Bond Portfolio and
Mortgage Backed
Securities Portfolio declare dividends of their net investment income daily and pay such dividends monthly. The U.S. Government Money Market Portfolio declares net investment income and any net capital gain (loss) daily and pays such dividends monthly. Each other Portfolio declares and pays a dividend of its net investment income, if any, at least annually. Each Portfolio except for the U.S.
Government Money Market Portfolio declares and pays its net capital gains, if any, at least annually.
      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
      Taxes: For federal income tax purposes, each portfolio in the Fund is treated as a separate taxpaying entity. It is the intent of each portfolio to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.
      Withholding taxes on foreign interest and dividends have been provided for in accordance with the Portfolios' understanding of the applicable country's tax rules and rates.
      Deferred Organizational Expenses: A total of $279,000 was incurred in connection with the organization of the Fund. These costs have been deferred and are being amortized ratably over a period of sixty months from the date the
Portfolio commenced investment operations.

----------------------------------------------------------
Note 2. Agreements
      The Fund has a management agreement with Prudential Mutual
Fund
Management, Inc. (``PMF'') pursuant to which PMF manages the investment operations of the Fund, administers the Fund's affairs and is responsible for the selection, subject to review and approval of the Trustees, of the advisers.
PMF supervises the advisers' performance of advisory services and makes recommendations to the Trustees as to whether the advisers' contracts should be renewed, modified or terminated. PMF pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

-----------------------------------------------------------------
---------------

      PMF has subadvisory agreements with the advisers noted below pursuant to which each adviser furnishes investment advisory services in connection with the management of the Portfolios. Each of the two Advisers of the domestic equity
Portfolios--the Large Capitalization Growth Portfolio, Large
Capitalization
Value Portfolio, Small Capitalization Growth Portfolio and Small
Capitalization
Value Portfolio--manages approximately 50% of the assets of the respective
Portfolio. In general, in order to maintain an approximately equal division of assets between the two Advisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expenses items) will be divided between the two Advisers as the Manager deems it appropriate.
In
addition, there will be a periodic rebalancing of each Portfolio's assets to take account of market fluctuations in order to maintain the approximately equal allocation. As a consequence, each Portfolio will allocate assets from the better performing of the two Advisers to the other.

Portfolio                            Adviser
-----------------   ------------------------------------------
Large
  Capitalization
  Growth
  Portfolio......   Oak Associates (effective 11/22/95) and
                    Columbus Circle Investors
Large
  Capitalization
  Value
  Portfolio......   INVESCO MIM Inc. and
                    Hotchkis and Willey
Small
  Capitalization
  Growth
  Portfolio......   Nicholas-Applegate Capital Management and
                    Investment Advisors, Inc.
Small
  Capitalization
  Value
  Portfolio......   Wood, Struthers & Winthrop (effective
                    4/13/95) and
                    Lazard Freres Asset Management
International
  Equity
  Portfolio......   Lazard Freres Asset Management
International
  Bond
  Portfolio......   Fiduciary International, Inc.
Total Return Bond
  and
Intermediate-Term
  Bond
  Portfolios.....   Pacific Investment Management Co.
Mortgage Backed
  Securities and
  U.S. Government
  Money Market
  Portfolios.....   Wellington Management Co.

      The management fee paid PMF is computed daily and payable monthly, at an annual rate of the average daily net assets of the Portfolios specified below and PMF, in turn, pays each adviser a fee for its services.

                                Total
Portfolio                   Management Fee    Adviser Fee
-------------------------   --------------    -----------
Large Capitalization
  Growth Portfolio.......         .60%             .30%
Large Capitalization
  Value Portfolio........         .60%             .30%
Small Capitalization
  Growth Portfolio.......         .60%             .30%
Small Capitalization
  Value Portfolio........         .60%             .30%
International Equity
  Portfolio..............         .70%             .40%
International Bond
  Portfolio..............         .50%             .30%
Total Return Bond
  Portfolio..............         .45%             .25%
Intermediate-Term Bond
  Portfolio..............         .45%             .25%
Mortgage Backed
  Securities Portfolio...         .45%             .25%
U.S. Government Money
  Market Portfolio.......         .25%            .125%

      PMF has agreed to subsidize a portion of the operating expenses of the
Portfolios until December 31, 1995. The Portfolios are not required to reimburse
PMF for such subsidies. For the year ended December 31, 1995, PMF subsidized the following amounts:

                                        Annualized
                                      Percentage of       Per
Portfolio                 Amount    Average Net Assets   Share
------------------------- -------   ------------------   -----
International Bond
  Portfolio.............. $44,839           .15%          $.02
Total Return Bond
  Portfolio..............  68,615           .19%          .02
Mortgage Backed
  Securities
  Portfolio..............  47,957           .07%          .01
U.S. Government Money
  Market Portfolio.......   9,401           .05%         .001

      The Fund has entered into a distribution agreement with Prudential
Securities Incorporated (``PSI'') for distribution of the Fund's shares. PSI serves the Fund without compensation.
      PMF and PSI are indirect, wholly-owned subsidiaries of The
Prudential
Insurance Company of America.

----------------------------------------------------------
Note 3. Other Transactions
with Affiliates
      Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-owned subsidiary of PMF, serves as the Fund's transfer agent. The following amounts represent the fees PMFS charged for the year ended December 31, 1995 as well as the fees due PMFS as of December 31, 1995.

                       Amount incurred
                           for the
                         year ended         Amount Due
                        December 31,           as of
Portfolio                   1995         December 31, 1995
---------------------  ---------------   -----------------
Large Capitalization
  Growth Portfolio...      $85,200            $ 7,200
Large Capitalization
  Value Portfolio....       85,200              7,200
Small Capitalization
  Growth Portfolio...       84,900              7,200
Small Capitalization
  Value Portfolio....       81,200              6,800
International Equity
  Portfolio..........       87,300              7,300
International Bond
  Portfolio..........       23,200              2,300
Total Return Bond
  Portfolio..........       33,400              2,900
Intermediate-Term
  Bond Portfolio.....       36,200              3,100
Mortgage Backed
  Securities
  Portfolio..........       48,000              4,000
U.S. Government Money
  Market Portfolio...        7,200                600

      For the year ended December 31, 1995, PSI earned approximately $28,400 and
$20,100 in brokerage commissions on behalf of certain portfolio transactions executed with the Large Capitalization Value Portfolio and the Small
Capitalization Growth Portfolio, respectively.

-----------------------------------------------------------------
---------------

----------------------------------------------------------
Note 4. Portfolio Securities
      Purchases and sales of portfolio securities, excluding short-term investments and written options, for the year ended December 31, 1995 were as follows:

Portfolio                       Purchases        Sales
-----------------------------  ------------   ------------
Large Capitalization Growth
  Portfolio..................  $234,649,834   $226,512,935
Large Capitalization Value
  Portfolio..................   102,117,865     92,702,420
Small Capitalization Growth
  Portfolio..................   125,776,450    123,980,415
Small Capitalization Value
  Portfolio..................   109,444,010     90,359,206
International Equity
  Portfolio..................   132,053,915    152,588,435
International Bond
  Portfolio..................   108,266,083     96,780,805
Total Return Bond
  Portfolio..................    56,627,532     39,767,557
Intermediate-Term Bond
  Portfolio..................    41,726,354     55,562,278
Mortgage Backed Securities
  Portfolio..................   108,442,584     99,428,393

      The federal income tax basis and unrealized appreciation/depreciation of each of the Portfolios' investments, excluding written options as of December
31, 1995, were as follows:

                                      Net
                                  Unrealized          Gross
Unrealized
Portfolio            Basis       Appreciation    Appreciation
Depreciation
----------------  ------------   -------------   ------------
------------
Large
  Capitalization
  Growth
  Portfolio.....  $163,253,091    $19,589,425    $ 22,279,213   $
2,689,788
Large
  Capitalization
  Value
  Portfolio.....   154,242,595     33,465,723      39,108,059
5,642,336
Small
  Capitalization
  Growth
  Portfolio.....   100,304,134     20,960,158      26,031,359
5,071,201
Small
  Capitalization
  Value
  Portfolio.....    87,984,547      9,710,462      12,970,539
3,260,077
International
  Equity
  Portfolio.....   172,627,730     19,471,612      25,877,996
6,406,384
International
  Bond
  Portfolio.....    32,840,832        785,604         886,875
 101,271
Total Return
  Bond
  Portfolio.....    48,782,555        536,236         713,976
 177,740
Intermediate-Term
  Bond
  Portfolio.....    77,929,005        542,660       1,023,792
 481,132
Mortgage Backed
  Securities
  Portfolio.....    67,526,172      2,090,447       2,250,666
 160,219

      For federal income tax purposes, the Small Capitalization
Value and
Mortgage Backed Securities portfolios had capital loss carryforwards as of
December 31, 1995. Accordingly, no capital gain distributions are expected to be paid to shareholders of these portfolios until future net gains have been realized in excess of such carryforwards. In addition, certain portfolios have either partially or fully utilized prior year capital losses and/or are electing to treat net currency losses incurred in the two month period ended December 31,
1995 as having been incurred in the following year.

                                                                Net
Losses
                                               Utilization of
in two
                                                 Prior Year
months ended
                    Capital Loss   Expiration   Capital Loss
December 31,
Portfolio           Carryforward      Year      Carryforward
1995
------------------ --------------  ----------  --------------
------------
Large
  Capitalization
  Growth
  Portfolio.......           --         --      $  3,494,700
    --
Small
  Capitalization
  Growth
  Portfolio.......           --         --        10,623,600
    --
Small
  Capitalization
  Value
  Portfolio.......   $1,755,000       2003                --     $
87,500
                      1,738,800       2002                --
    --
International
  Equity
  Portfolio.......           --         --                --
68,600
International Bond
  Portfolio.......           --         --           236,800
268,300
Total Return
  Bond
  Portfolio.......           --         --         1,635,000
    --
Intermediate-Term
  Bond
  Portfolio.......           --         --         2,427,300
    --
Mortgage Backed
  Securities
  Portfolio.......    1,539,900       2002         1,637,200
    --
-----------------------------------------------------------------
----------

      At December 31, 1995, the Total Return and Intermediate-Term
Bond
Portfolios bought 148 and 230 financial futures contracts, respectively, on U.S.
Treasury Notes expiring in March 1996. In addition, the Total Return Portfolio bought 16 financial futures contracts on U.S. Treasury Bonds expiring in March
1996.
The unrealized appreciation on such contracts as of December 31, 1995 were as follows:

                                         Value on
                          Value at     December 31,    Unrealized
Portfolio                Disposition       1995       Appreciation
-----------------------  -----------   ------------   ------------
Total Return Bond
  Portfolio............  $18,379,125   $18,526,500      $147,375
Intermediate-Term Bond
  Portfolio............   25,360,938    25,519,063       158,125

-----------------------------------------------------------------
---------------

      At December 31, 1995, the International Bond Portfolio had outstanding forward currency contracts, both to purchase and sell foreign currencies, as follows:

                         Value at
Foreign Currency      Settlement Date      Current
Appreciation
Purchase Contracts        Payable           Value
(Depreciation)
-------------------   ---------------    -----------
--------------
British Pounds,
  expiring
  1/8/96...........     $ 2,767,997      $ 2,771,688      $
3,691
Canadian Dollars,
  expiring
  2/16/96..........         475,592          470,849
(4,743)
Danish Kroner,
  expiring
  2/16/96..........          85,045           85,101
56
Deutschemarks,
  expiring
  2/16/96..........       4,037,105        3,970,433
(66,672)
Italian Lira,
  expiring
  4/18/96..........       1,232,442        1,240,602
8,160
Japanese Yen,
  expiring
  1/8/96...........       4,660,137        4,525,603
(134,534)
Spanish Pesetas,
  expiring
  2/6/96...........         382,331          382,807
476
                      ---------------    -----------
--------------
                        $13,640,649      $13,447,083      $
(193,566)
                      ---------------    -----------
--------------
                      ---------------    -----------
--------------

                         Value at
Foreign Currency      Settlement Date      Current
Appreciation
Sale Contracts          Receivable          Value
(Depreciation)
-------------------   ---------------    -----------
--------------
Australian Dollars,
  expiring
  1/16/96..........     $   374,673      $   376,539      $
(1,866)
Austrian Schilling,
  expiring
  5/15/96..........         404,573          397,403
7,170
Belgian Francs,
  expiring
  1/12/96..........         558,129          562,168
(4,039)
British Pounds,
  expiring
  1/8/96...........          29,966           29,503
463
Canadian Dollars,
  expiring
  2/16/96..........         288,490          285,353
3,137
Danish Kroner,
  expiring
  2/12/96..........         175,523          174,533
990
Deutschemarks,
  expiring
  2/16/96..........       1,655,934        1,653,049
2,885
French Francs,
  expiring
  1/12/96..........       2,823,977        2,873,058
(49,081)
Italian Lira,
  expiring
  4/18/96..........       1,121,082        1,127,744
(6,662)
Spanish Pesetas,
  expiring
  2/6/96...........       4,598,982        4,674,023
(75,041)
                      ---------------    -----------
--------------
                        $12,031,329      $12,153,373      $
(122,044)
                      ---------------    -----------
--------------
                      ---------------    -----------
--------------

      At December 31, 1995, the Total Return Bond Portfolio had outstanding forward currency contracts to sell foreign currencies, as follows:

                         Value at
Foreign Currency      Settlement Date      Current
Sale Contracts          Receivable          Value
Depreciation
-------------------   ---------------    -----------
--------------
Deutschemarks
  expiring
  12/9-12/16/96....     $ 6,543,418      $ 6,580,506      $
(37,088)

      At December 31, 1995, the Intermediate Term Bond Portfolio had outstanding forward currency contracts to sell foreign currencies, as follows:

                         Value at
Foreign Currency      Settlement Date      Current
Sale Contracts          Receivable          Value
Depreciation
-------------------   ---------------    -----------
--------------
Deutschemarks
  expiring
  12/9-12/16/96....     $11,487,910      $11,553,039
$(65,129)

      Transactions in options written during the year ended
December 31, 1995,
were as follows:

                                         Number of
                                         Contracts    Premiums
International Bond Portfolio               (000)      Received
--------------------------------------   ---------    --------
Options outstanding at December 31,
  1994................................     84,366     $15,337
Options written.......................    134,123      63,474
Options terminated in closing purchase
  transactions........................   (129,658 )   (38,829 )
Options expired.......................    (88,831 )   (39,982 )
                                         ---------    --------
Options outstanding at December 31,
  1995................................         --     $    --
                                         ---------    --------
                                         ---------    --------

Total Return Bond Portfolio
--------------------------------------
Options outstanding at December 31,
  1994................................        --           --
Options written.......................        57      $34,588
Options exercised.....................       (37)     (23,887 )
Options expired.......................       (20)     (10,701 )
                                         ---------    --------
Options outstanding at December 31,
  1995................................        --      $    --
                                         ---------    --------
                                         ---------    --------
Mortgage Backed Securities Portfolio
--------------------------------------
Options outstanding at December 31,
  1994................................        --           --
Options written.......................        85      $32,581
Options terminated in closing purchase
  transactions........................       (45)     (17,986 )
                                         ---------    --------
Options outstanding at December 31,
  1995................................        40      $14,595
                                         ---------    --------
                                         ---------    --------

----------------------------------------------------------
Note 5. Borrowings under Reverse
Repurchase Agreements
      The amount of borrowings outstanding for the Total Return
Bond portfolio
during the period was $1,473,000 at an interest rate of 5.70%. On
December 31,
1995, securities valued at $1,521,983 were pledged as collateral for reverse repurchase agreements.

-----------------------------------------------------------------
---------------

-----------------------------------------------------------------
---------------
Note 6. Capital

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. Of the shares outstanding at December 31,
1995, PMF owned 1,125 shares of each portfolio, except for the International
Bond Portfolio, of which it owns 226,630 shares.

      Transactions in shares of beneficial interest during the year ended
December 31, 1995 were as follows:


Shares

Issued in

Reinvestment
                         Increase/
                                                                of
Dividends
                        (Decrease)
                                               Shares
 and
       Shares            in Shares
Portfolio                                       Sold
Distributions
     Reacquired         Outstanding
--------------------------------------      -------------
------------
    -------------       -----------


Large Capitalization Growth
  Portfolio...........................          5,088,274
 140,781
       (4,979,073)          249,982
Large Capitalization Value
  Portfolio...........................          4,775,800
 734,989
       (4,779,753)          731,036
Small Capitalization Growth
  Portfolio...........................          3,325,532
 172,318
       (3,236,827)          261,023
Small Capitalization Value
  Portfolio...........................          2,807,377
  76,421
       (3,018,792)         (134,994)
International Equity Portfolio........         11,209,899
 150,197
      (13,045,509)       (1,685,413)
International Bond Portfolio..........          1,976,236
 208,497
       (1,025,274)        1,159,459
Total Return Bond Portfolio...........          2,317,689
 227,833
       (1,588,241)          957,281
Intermediate-Term Bond Portfolio......          2,958,764
 396,173
       (2,600,802)          754,135
Mortgage Backed Securities Portfolio..          1,971,802
 371,098
       (2,094,123)          248,777

      Transactions in shares of beneficial interest during the period ended
December 31, 1994 were as follows:


Shares

Issued in

Reinvestment
                                                                of
Dividends
                      Increase
                                               Shares
 and
      Shares          in Shares
Portfolio                                       Sold
Distributions
    Reacquired       Outstanding
--------------------------------------      -------------
------------
    ----------       -----------


Large Capitalization Growth
  Portfolio...........................        8,762,398
 151,227
    (4,221,440)       4,962,185
Large Capitalization Value
  Portfolio...........................        8,338,262
 423,050
    (4,070,874)       4,690,438
Small Capitalization Growth
  Portfolio...........................        5,395,450
   7,671
    (2,468,500)       2,934,621
Small Capitalization Value
  Portfolio...........................        4,791,105
 165,073
    (2,418,215)       2,537,963
International Equity Portfolio........        9,846,776
1,400,029
    (5,223,523)       6,023,282
International Bond Portfolio(a).......        2,471,795
  86,716
     (316,569 )       2,241,942
Total Return Bond Portfolio...........        2,568,158
 135,120
    (1,933,860)         769,418
Intermediate-Term Bond Portfolio......        4,996,072
 318,588
    (4,639,643)         675,017
Mortgage Backed Securities Portfolio..        4,438,423
 349,104
    (4,172,917)         614,610
---------------
  (a) Investment operations commenced on May 17, 1994.

-----------------------------------------------------------------
---------------

               THE TARGET PORTFOLIO TRUST
               Independent Auditors' Report

The Shareholders and Trustees of
The Target Portfolio Trust:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Target Portfolio Trust
(consisting of the Large Capitalization Growth Portfolio, Large
Capitalization
Value Portfolio, Small Capitalization Growth Portfolio, Small
Capitalization
Value Portfolio, International Equity Portfolio, International Bond
Portfolio,
Total Return Bond Portfolio, Intermediate-Term Bond Portfolio,
Mortgage Backed
Securities Portfolio and U.S. Government Money Market Portfolio) as of December
31, 1995, the related statements of operations for the year then ended and of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of
December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Target Portfolio Trust as of December 31,
1995, the results of their operations, the changes in their net assets, and their financial highlights for the periods presented in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
February 13, 1996

-----------------------------------------------------------------
---------------

               THE TARGET PORTFOLIO TRUST
               Federal Income Tax Information

   As required by the Internal Revenue Code, we wish to advise you as to the federal tax status of dividends and distributions paid by the Fund during its fiscal period ended December 31, 1995. Further, we wish to advise you of the percentage of the ordinary income dividends (excluding long-term capital gains distributions) paid in 1995 that qualify for the corporate dividends received deduction available to corporate taxpayers.

   Detailed below, please find the aggregate dividends and distributions, per share, paid by each portfolio during the period ended December 31, 1995 as well as the corporate dividend received deduction percentage:

                                                     Ordinary
Dividends*
                     Total        Corporate

------------------------
  Long-Term        Dividends      Dividend

Short-Term
Capital Gains         and         Received
Portfolio                                          Income
Capital Gains
Distributions    Distributions    Deduction
------------------------------------------------   ------
--------------
-------------    -------------    ---------

Large Capitalization Growth Portfolio...........   $0.110        --


   $ 0.010          $ 0.120          100%
Large Capitalization Value Portfolio............   0.296
$0.255
     0.110            0.661           57%
Small Capitalization Growth Portfolio...........   0.015         --


     0.275            0.290          100%
Small Capitalization Value Portfolio............   0.135         --


    --                0.135          100%
International Equity Portfolio..................   0.110         --


     0.035            0.145            0%
International Bond Portfolio....................   0.573
0.195
    --                0.768            0%
Total Return Bond Portfolio.....................   0.582
0.083
    --                0.665            0%
Intermediate-Term Bond Portfolio................   0.597
0.026
    --                0.623            0%
Mortgage Backed Securities Portfolio............   0.705         --


    --                0.705            0%
U.S. Government Money Market Portfolio..........   0.051         --


    --                0.051            0%

   * For federal income tax purposes, ordinary income dividends and short-term capital gains distributions are taxable as ordinary income.
Long-term capital
gains distributions are taxable as capital gains income.

               Important Notice For Certain
               Shareholders

   Many states do not tax the portion of mutual fund dividends attributed to interest from U.S. Treasury securities. Listed below is the percentage of interest earned by the following TARGET portfolios from U.S.
Treasury securities
for the calendar year 1995.

   To determine the amount of your dividends which may be exempt from state and local tax, simply multiply the amount in Box 1b of your 1099-Div
(Ordinary
Dividends) by the percentage listed below. These percentages do not apply to taxable capital gain distributions paid by the portfolios.

                               Percentage of Interest from
Portfolio                       U.S. Treasury Securities
----------------------------   ---------------------------
Large Capitalization
Growth*.....................               0.29%
Large Capitalization
Value*......................               1.54%
Small Capitalization
Growth*.....................               3.61%
Small Capitalization Value
Portfolio*..................              12.00%
International Equity
Portfolio*..................               3.11%
International Bond
Portfolio*..................               8.75%
Total Return Bond
Portfolio*..................               4.91%
Intermediate-Term Bond
Portfolio*..................              11.08%
Mortgage Backed Securities
Portfolio*..................              12.27%
U.S. Government Money Market
Portfolio*..................              13.67%

       * Due to certain minimum portfolio holding requirements in California,
Connecticut, New York, and New Jersey, residents of those states will not be able to exclude 1995 U.S. interest income from state and local taxes.

   Please consult your tax adviser or state/local authorities to properly report this information on your tax return. If you have any questions concerning the amounts listed above, please call your Prudential Securities
Financial Advisor.

-----------------------------------------------------------------
---------------

Large Capitalization Value Portfolio

Average Annual Total Returns

With Advisory Fee                One Year     Since Inception
(1/5/93)
                                   30.1%                  9.8%
Without Advisory Fee             One Year     Since Inception
(1/5/93)
                                   32.1%                 11.4%

Comparison of Change in Value of a $10,000 Investment

(CHART)

Past performance is not predictive of future performance and an investor's shares, when redeemed, may be worth more or less than their original cost.

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Target Large Capitalization

Value Portfolio with a similar investment in the Standard & Poor's 500 Index (S&P 500) by portraying the initial account values on commencement of operations and subsequent account values at the end of each fiscal year (December 31), as measured on a quarterly basis, beginning in 1993. The graph and the accompanying table take into account the maximum quarterly investment advisory fee associated with the Prudential Securities Target Program of 1.50% annually. For individual retirement plans and qualified employee benefit plans, taking into account the maximum investment advisory fee of 1.25%, the average annual total return since inception would have been 10.0% and the growth of a $10,000 investment would have been $13,340.

The S&P 500 is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is an unmanaged index and includes the reinvestment of all dividends. The securities which comprise the S&P 500 may differ substantially from the securities in the Portfolio. The S&P 500 is not the only index which may be used to characterize performance of equity funds and other indices may portray different comparative performance.

Large Capitalization Growth Portfolio

Average Annual Total Returns

With Advisory Fee                 One Year     Since Inception
(1/5/93)
                                    23.9%                6.0%
Without Advisory Fee              One Year     Since Inception
(1/5/93)
                                    25.8%                7.6%

Comparison of Change in Value of a $10,000 Investment
(CHART)

Past performance is not predictive of future performance and an investor's shares, when redeemed, may be worth more or less than their original cost.

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Target Large Capitalization

Growth Portfolio with a similar investment in the Standard & Poor's

500 Index (S&P 500) by portraying the initial account values on commencement of operations and subsequent account values at the end of each fiscal year (December 31), as measured on a quarterly basis, beginning in 1993. The graph and the accompanying table take into account the maximum quarterly investment advisory fee associated with the Prudential Securities Target Program of 1.50% annually. For individual retirement plans and qualified employee benefit plans, taking into account the maximum investment advisory fee of 1.25%, the average annual total return since inception would have been 6.2% and the growth of a $10,000 investment would have been $12,015.

The S&P 500 is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs. The securities which comprise the S&P 500 may differ substantially from the securities in the Portfolio. The S&P 500 is not the only index which may be used to characterize performance of growth equity funds and other indices may portray different comparative performance.

Small Capitalization Value Portfolio

Average Annual Total Returns

With Advisory Fee                  One Year       Since Inception
(1/5/93)
                                     17.4%                 10.2%
Without Advisory Fee               One Year       Since Inception
(1/5/93)
                                     19.2                  11.9%

Comparison of Change in Value of a $10,000 Investment
(CHART)

Past performance is not predictive of future performance and an investor's shares, when redeemed, may be worth more or less than their original cost.

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Target Small Capitalization

Value Portfolio with a similar investment in the Russell 2000 Index

(Russell 2000) by portraying the initial account values on commencement of operations and subsequent account values at the end of each fiscal year (December 31), as measured on a quarterly basis, beginning in 1993. The graph and the accompanying table take into account the maximum quarterly investment advisory fee associated with the Prudential Securities Target Program of 1.50% annually. For individual retirement plans and qualified employee benefit plans, taking into account the maximum investment advisory fee of 1.25%, the average annual total return since inception would have been 10.5% and the growth of a $10,000 investment would have been $13,515.

The Russell 2000 is a stock market index comprised of the 2,000 smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 11% of the U.S. equity market. The Russell
3000 Index is comprised of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity market. The Russell 2000 is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs. The securities that comprise the Russell 2000 may differ substantially from the securities in the Portfolio. The Russell 2000 is not the only index which may be used to characterize performance of equity funds and other indices may portray different comparative performance.

Small Capitalization Growth Portfolio

Average Annual Total Returns

With Advisory Fee               One Year    Since Inception
(1/5/93)
                                  22.8%              11.5%
Without Advisory Fee            One Year    Since Inception
(1/5/93)
                                  24.6%              13.2%

Comparison of Change in Value of a $10,000 Investment
(CHART)

Past performance is not predictive of future performance and an investor's shares, when redeemed, may be worth more or less than their original cost.

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Target Small Capitalization

Growth Portfolio with a similar investment in the Russell 2000
Index
(Russell 2000) by portraying the initial account values on commencement of operations and subsequent account values at the end of each fiscal year (December 31), as measured on a quarterly basis, beginning in 1993.
The graph and the accompanying table take into account the maximum quarterly investment advisory fee associated with the Prudential Securities Target Program of 1.50% annually. For individual retirement plans and qualified employee benefit plans, taking into account the maximum investment advisory fee of 1.25%, the average annual total return since inception would have been 11.8% and the growth of a $10,000 investment would have been $13,978.

The Russell 2000 is a stock market index comprised of the 2,000 smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately
11% of the U.S. equity market. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled publicly- traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity market. The Russell 2000 is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs. The securities that comprise the Russell 2000 may differ substantially from the securities in the
Portfolio. The Russell 2000 is not the only index which may be used to characterize performance of growth funds and other indices may portray different comparative performance.

International Bond Portfolio

Average Annual Total Returns
With Advisory Fee                     One Year    Since Inception
(5/17/94)
                                       13.5%                7.9%
Without Advisory Fee                  One Year    Since Inception
(5/17/94)
                                       14.7%                9.3%

Comparison of Change in Value of a $10,000 Investment
(CHART)

Past performance is not predictive of future performance and an investor's shares, when redeemed, may be worth more or less than their original cost.

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Target International Bond
Portfolio with a similar investment in the Salomon World Bond Index

(Salomon WB Index) by portraying the initial account values on commencement of operations and subsequent account values at the end of each fiscal year (December 31), as measured on a quarterly basis, beginning in 1994. The graph and the accompanying table take into account the maximum quarterly investment advisory fee associated with the Prudential Securities Target Program of 1.00% annually. For individual retirement plans and qualified employee benefit plans, taking into account the maximum investment advisory fee of 1.35%, the average annual total return would have been 7.8% and the growth of a $10,000 investment would have been $11,336.

The Salomon WB Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies. Only high-quality, straight issues are included.
The index is calculated on both a weighted and an unweighted basis. Generally, index samples for each market are restricted to bonds with at least 5 years of remaining life. The Salomom
WB Index is an unmanaged index and includes the reinvestment of a ll dividends, but does not reflect the payment of transaction costs. The securities which comprise the Salomon WB Index may differ substantially from the securities in the Portfolio. The Salomon WB Index is not the only index that may be used to characterize performance of international bond funds and other indices may portray different comparative performance.

International Equity Portfolio

Average Annual Total Returns
With Advisory Fee                   One Year     Since Inception
(1/5/93)
                                     13.7%                13.6%
Without Advisory Fee                One Year     Since Inception
(1/5/93)
                                     15.4%                15.4%

Comparison of Change in Value of a $10,000 Investment
(CHART)

Past performance is not predictive of future performance and an investor's shares, when redeemed, may be worth more or less than their original cost.

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Target International Equity

Portfolio with a similar investment in the Morgan Stanley Capital
International Europe, Australia, Far East Index (EAFE Index) by portraying the initial account values on commencement of operations and subsequent account values at the end of each fiscal year (December 31), as measured on a quarterly basis, beginning in 1993. The graph and the accompanying table take into account the maximum quarterly investment advisory fee associated with the Prudential Securities Target Program of 1.50% annually. For individual retirement plans and qualified employee benefit plans, taking into account the maximum investment advisory fee of1.25%, the average annual total return since inception would have been 13.9% and the growth of a $10,000 investment would have been $14,786.

The EAFE Index is an arithmetical average weighted by market value of the performance of 1023 non-U.S. companies representing 18 stock markets in Europe, Australia, New Zealand and the Far East. The EAFE Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs. The securities which comprise the EAFE Index may differ substantially from the securities in the Portfolio. The EAFE Index is not the only index that may be used to characterize performance of international equity funds and other indices may portray different comparative performance.

Intermediate-Term Bond Portfolio

Average Annual Total Returns

With Advisory Fee                    One Year      Since Inception
(1/5/93)
                                      15.7%                 6.7%
Without Advisory Fee                 One Year      Since Inception
(1/5/93)
                                      16.9%                 7.8%

Comparison of Change in Value of a $10,000 Investment
(CHART)

Past performance is not predictive of future performance and an investor's shares, when redeemed, may be worth more or less than their original cost.

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Target Intermediate-Term
Bond Portfolio with a similar investment in the Lehman Intermediate

Government/Corporate Index (LIGC) by portraying the initial account values on commencement of operations and subsequent account values at the end of each fiscal year (December 31), as measured on a quarterly basis, beginning in 1993. The graph and the accompanying table take into account the maximum quarterly investment advisory fee associated with the Prudential Securities Target Program of 1.00% annually. For individual retirement plans and qualified employee benefit plans, taking into account the maximum investment advisory fee of 1.35%, the average annual total return since inception would have been 6.3% and the growth of a $10,000 investment would have been $12,040.

The LIGC is a weighted index comprised of securities issued or backed by the U.S. government and its agencies and securities publicly issued by corporations with one to 9.99 years remaining to maturity, rated investment grade and having $50 million or more outstanding. The LIGC is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs. The securities that comprise the LIGC may differ substantially from the securities in the Portfolio. The LIGC is not the only index that may be used to characterize performance of intermediate-term bond funds and other indices may portray different comparative performance.

Total Return Bond Portfolio

Average Annual Total Returns
With Advisory Fee                       One Year      Since
Inception (1/5/93)
                                          18.5%
7.3%
Without Advisory Fee                    One Year      Since
Inception (1/5/93)
                                          19.6%
8.4%

Comparison of Change in Value of a $10,000 Investment
(CHART)

Past performance is not predictive of future performance and an investor's shares, when redeemed, may be worth more or less than their original cost.

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Target Total Return Bond Portfolio with a similar investment in the Lehman Government/Corporate
Index (LGCI) by portraying the initial account values on commencement of operations and subsequent account values at the end of each fiscal year (December 31), as measured on a quarterly basis, beginning in 1993. The graph and the accompanying table take into account the maximum quarterly investment advisory fee associated with the Prudential Securities Target Program of 1.00% annually. For individual retirement plans and qualified employee benefit plans, taking into account the maximum investment advisory fee of 1.35%, the average annual total return since inception would have been 6.9% and the growth of a $10,000 investment would have been $12,255.

The LGCI is a weighted index comprised of publicly traded intermediate and long-term government and corporate debt with an average maturity of 11 years. The LGCI is an unmanaged index and includes the reinvestment of all income, but does not reflect the payment of transaction costs.
The securities that comprise the LGCI may differ substantially from the securities in the Portfolio. The LGCI is not the only index that may be used to characterize performance of bond funds and other indices may portray different comparative performance.

Mortgage Backed
Securities Portfolio

Average Annual Total Returns

With Advisory Fee                   One Year      Since Inception
(1/5/93)
                                     15.0%                 6.8%
Without Advisory Fee                One Year      Since Inception
(1/5/93)
                                     16.2%                 8.0%

Comparison of Change in Value of a $10,000 Investment
(CHART)

Past performance is not predictive of future performance and an investor's shares, when redeemed, may be worth more or less than their original cost.

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Target Mortgage-Backed
Securities Portfolio with a similar investment in the Salomon Bros.

Mortgages Index (Mortgage Index) by portraying the initial account values on commencement of operations and subsequent account values at the end of each fiscal year (December 31), as measured on a quarterly basis, beginning in 1993. The graph and the accompanying table take into account the maximum quarterly investment advisory fee associated with the Prudential Securities Target Program of 1.00% annually. For individual retirement plans and qualified employee benefit plans, taking into account the maximum investment advisory fee of 1.35%, the average annual total return since inception would have been 6.6% and the growth of a $10,000 investment would have been $12,126.

The Mortgage Index is comprised of mortgage-backed pass-through securities consisting of 70% pass-through securities issued by the Government National Mortgage Association, 23% by the Federal Home Loan Mortgage Corporation, 5% by the Federal
National Mortgage Association and the balance a mixture of conventional and Federal Housing Administration project mortgage pools. The Mortgage Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs. The securities which comprise the Mortgage Index may differ substantially from the securities in the Portfolio. The Mortgage Index is not the only index that may be used to characterize performance of mortgage-backed security funds and other indices may portray different comparative performance.

Target's Shareholder Services

Target strives to demonstrate that top managers can make a difference, asset allocation can limit volatility, and quality services are worth paying for. So here's a sampling of the services you receive as a Target shareholder. This short list should confirm that your choice to use Target was the right one for you and your family.

Consulting Services
1)  Questionnaire process addresses your investment needs

2) Personalized investment policy statement (the Evaluation) details your risk profile

3) 36 recommended asset allocations or unlimited number of customized allocations are available

4) Access to top investment advisers who each manage or co-manage a Target portfolio

5) Adviser monitoring helps ensure that they perform as expected over the long term

6)  Adviser changes are made if long-term performance is poor

7) Free, unlimited allocation changes help you react to changing market conditions

8) Research services from Ibbotson Associates are used for allocation construction

9) IRA analysis details your overall IRA allocation and suggests a new one, if appropriate

10) Enhancements and new portfolios keep Target on the cutting-edge

11) Personalized 401(k) evaluation helps illustrate the benefits of such a plan, if appropriate

12) A Financial Advisor's professional guidance to assist you.

Reporting Services
13) Customized quarterly reports

14) Detailed tax information including gains, losses and average cost per share

15) Quarterly market commentary addresses stock, bond and international markets

16) Quarterly adviser comments focus on their specific market expertise

17) Detailed performance of most major market indices

Trustees
Eugene C. Dorsey
Donald D. Lennox
Richard A. Redeker
Stanley E. Shirk
Robin B. Smith

Officers
Richard A. Redeker President
Robert F. Gunia Vice President
Grace Torres Treasurer
Stephen M. Ungerman Assistant Treasurer
S. Jane Rose Secretary
Marguerite E.H. Morrison Assistant Secretary

Manager
Prudential Mutual Fund
Management, Inc.
One Seaport Plaza
New York, NY 10292

Investment Advisers
Columbus Circle Investors
Metro Center
One Station Plaza
Stamford, CT 06902

Fiduciary International
Two World Trade Center
New York, NY 10048

Hotchkis and Wiley
800 West Sixth Street
Los Angeles, CA 90017

INVESCO Capital Management
1315 Peachtree Street
Suite 500
Atlanta, GA 30309

Investment Advisors, Inc.
3700 First Bank Place
P.O. Box 357
Minneapolis, MN 55440

Lazard Freres Asset Management
30 Rockefeller Plaza
New York, NY 10020

Oak Associates
3875 Embassy Parkway
Suite 250
Akron, OH 44333

Nicholas-Applegate
Capital Management
600 West Broadway
San Diego, CA 92101

Pacific Investment Management
Company
840 Newport Center Drive
Newport Beach, CA 92658

Wellington
Management Company
75 State Street
Boston, MA 02109

Wood, Struthers & Winthrop
277 Park Avenue
New York, NY 10172

Distributor
Prudential Securities
Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and
Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services,
Inc.
Raritan Plaza
Edison, NJ 08837

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Shereff, Friedman, Hoffman
& Goodman
919 Third Avenue
New York, NY 10022

Prudential Mutual Funds
One Seaport Plaza
New York, NY 10292
Toll Free (800) 225-1852

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

875921 87 6    875921 40 5      875921 88 4       875921 60 3
875921 20 7    875921 30 6      875921 80 1
875921 10 8    875921 50 4      875921 70 2       TMF 158 E